As filed with the Securities and Exchange Commission on November 1, 2001.
                       Securities Act File No. 033-38074.
                      Investment Company Act No. 811-6260.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
Amendment No.                                                           [22]

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                     [X]
Post Effective Amendment No.                                            [20]

                             QUAKER INVESTMENT TRUST
                        1288 Valley Forge Road, Suite 76
                               Post Office Box 987
                             Valley Forge, PA 19482
                                 1-800-220-8888

                                AGENT FOR SERVICE
                              David D. Jones, Esq.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                                  610-935-4511

Approximate Date of Proposed Public Offering:
--------------------------------------------
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check appropriate box):
------------------------------------------------------------------------------
/X/  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares that an indefinite number or amount of its securities is being registered by this Registration Statement. Registrant filed a Rule 24f-2 Notice for its fiscal year ended June 30, 2001, on September 21, 2001.

TOTAL NUMBER OF PAGES-              _______
EXHIBIT INDEX BEGINS
ON PAGE                             _______
--------------------------------------------------------------------------------

                             QUAKER INVESTMENT TRUST
                       CONTENTS OF REGISTRATION STATEMENT

This Registration document is comprised of the following:

1.   Cover Sheet.
2.   Contents of Registration Statement.
3.   Prospectus for the Following Portfolios of Quaker Investment Trust:
     a.   Quaker Core Equity Fund
     b.   Quaker Aggressive Growth Fund
     c.   Quaker Mid-Cap Value Fund
     d.   Quaker Small-Cap Value Fund
     e.   Quaker Small-Cap Growth Fund
     f.   Quaker Fixed Income Fund
     g.   Quaker High Yield Fund
     h.   Quaker-Long Bow Science & Technology Fund
4.   Statement of Additional Information for the Trust.
5.   Part C of Form N-1A.
6.   Signature Page.
7.   Exhibits.

PROSPECTUS
NOVEMBER 1, 2001
----------------

QUAKER CORE EQUITY FUND

QUAKER AGGRESSIVE GROWTH FUND

QUAKER MID-CAP VALUE FUND

QUAKER SMALL-CAP VALUE FUND
                                                  [GRAPHIC OMITTED]
QUAKER SMALL-CAP GROWTH FUND

QUAKER FIXED INCOME FUND

QUAKER HIGH YIELD FUND

QUAKER-LONG BOW SCIENCE & TECHNOLOGY FUND


As is the case with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a crime.

The Quaker Investment Trust
1288 Valley Forge Road, Suite 76
Valley Forge, PA 19482

YOUR GUIDE
TO THE PROSPECTUS

     This Prospectus is designed to help you make an informed decision about whether investing in The Quaker(R) Funds is appropriate for you. Please read it carefully before investing and keep it on file for future reference.

     To make this Prospectus easy for you to read and understand, we have divided it into four sections. Each section is organized to help you quickly identify the information you are looking for.

     The first section, OUR FUNDS, describes each Fund's investment objective, investment strategies and policies, risks, and the likely costs of investing in that Fund. In particular, this section tells you four important things about each Fund you should know before you invest:

     o Each Fund's investment objective - what each Fund is trying to achieve.

     o Each Fund's principal investment strategies - how each Fund tries to meet its investment objective.

     o The investment selection process used by each Fund - how each Fund chooses its primary investments.

     o Risks you should be aware of - the principal risks of investing in each Fund.

     The other three sections of the Prospectus - WHO MANAGES OUR FUNDS, HOW TO BUY AND SELL SHARES, and ADDITIONAL INFORMATION - provide you with detailed information about how each Fund is managed, the services and privileges that are available to you, how shares are priced, how to buy and sell shares, and other meaningful information about our Funds.

                                TABLE OF CONTENTS

OUR FUNDS
--------------------------------------------------------------------------------

        Quaker Core Equity Fund........................................        3

        Quaker Aggressive Growth Fund..................................        4

        Quaker Mid-Cap Value Fund......................................        7

        Quaker Small-Cap Value Fund....................................        8

        Quaker Small-Cap Growth Fund...................................        9

        Quaker Fixed Income Fund.......................................       10

        Quaker High Yield Fund.........................................       12

        Quaker-Long Bow Science & Technology Fund......................       13

        Additional Information About Risks.............................       22

        Additional Investment Information..............................       17

WHO MANAGES OUR FUNDS                                                         19
--------------------------------------------------------------------------------

        The Fund Manager...............................................

        The Fund Sub-Advisers..........................................

HOW TO BUY AND SELL SHARES                                                    22
--------------------------------------------------------------------------------

        Dividends And Distributions....................................       32

        Tax Considerations.............................................       32


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Financial Highlights...................................................

How To Get More Information............................................

                                    OUR FUNDS

QUAKER CORE EQUITY FUND
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

     o normally investing at least 85% of the Fund's total assets in US common stocks of companies with large market capitalizations (over $6 billion);
     o    holding from 60 to 200 stocks in the Fund's investment portfolio;
     o maintaining an investment portfolio that has, on average, a higher price/earnings ratio and lower yield than the S&P 500 Index;
     o investing in companies with strong fundamentals, increasing sales and earnings, a conservative balance sheet and reasonable expectations of continuing earnings increases; and
     o    reducing capital gains taxes by controlling portfolio turnover.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUND

     o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
     o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
     o GROWTH RISKS- The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
--------------------------------------------------------------------------------
HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
The bar chart and table set out below help show the returns and risks of investing in Class A shares of the Fund(1). They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31
================================================================================

                               [graphic omitted]

          1997 Return    29.63%

          1998 Return    32.51%

          1999 Return    30.62%

          2000 Return    -28.12%


================================================================================
Best Quarter  4th Quarter, 1998  35.71%
Worst Quarter  4th Quarter, 2000  -23.26%
================================================================================

AVERAGE ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000
-----------------------------------------------------------
                                             Since Inception
                           One Year            (11/25/96)
                           --------            ----------
The Fund                   -28.12%               11.81%
The S&P 500 Index**         -9.10                16.18%

(1) The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.
** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

COSTS OF INVESTING IN THE FUND
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................     5.50%1

Maximum Deferred Sales Charge (Load)..............................     5.00%2

Maximum Sales Charge (Load) Imposed on Reinvested.................     NONE

Redemption Fees...................................................     NONE3

Exchange Fees.....................................................     NONE

--------------------------------------------------------------------------------
Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax Dividends And other Distributions reporting and services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------------------------
                 Type of Fee                    Class A     Class B    Class C    Institutional
                 -----------                    -------     -------    -------    -------------

Management Fees4                                 0.80%       0.80%      0.80%         0.80%
Distribution & Servicing (12b-1) Fees5           0.25%       1.00%      1.00%         0.00%
Other Expenses6                                  0.75%       0.75%      0.75%         0.75%
                                                 -----       -----      -----         -----
Total Annual Fund Operating Expenses7            1.80%       2.55%      2.55%         1.55%
                                                 =====       =====      =====         =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC")of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00 for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
4. Management fees include a fee of 0.05% for investment advisory services to the Fund Manager, Quaker Management Corp., and a fee of 0.75% for the Fund's sub-adviser, Geewax, Terker & Co.. Please see "The Funds' Sub-Advisers" in the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the fees paid to the Sub-Adviser.
5. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, Sponsor and other service providers.
7. The expense information for the Fund has been restated to reflect fees in effect for the Fund's fiscal year ending June 30, 2002 resulting from contractual changes to the management of the Fund.

EXPENSE EXAMPLE
---------------
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                       One Year       Three Years      Five Years      Ten Years
                       ---------------------------------------------------------
Class A                  $723           $1,085           $1,471         $2,550
Class B                  $770           $1,116           $1,578         $2,885
Class C                  $361            $794            $1,355         $2,885
Institutional Class      $257            $788            $1,344         $2,861
--------------------------------------------------------------------------------

QUAKER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

     o normally investing at least 65% of the Fund's total assets in US common stocks; o investing in common stocks of companies without regard to market capitalizations;
     o    investing  its  assets in a limited  number  of equity  securities  of companies which the Fund's Advisor believes show a high probability for superior growth;
     o investing up to 25% of its total assets in "special situation" securities when the Fund's Advisor believes such investments will benefit the Fund. A special situation arises when, in the Advisor's opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies.;
     o seeking a balance between investments in "special situation" investments and investments in large to mid-capitalization equities (in excess of $3 billion in market capitalization) with high or accelerating profitability; and
     o utilizing a strategy of short selling securities to reduce volatility and enhance potential investment gain. The Fund limits short sales to not more than 25% of the Fund's total assets. The Fund may engage in two types of short sales. Securities may be sold " against the box" or outright. A short sale "against the box" means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released. Outright short selling involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed. At the time an outright short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short term capital gain or loss.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUND

     o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
     o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
     o SHORT SELLING RISKS- The Fund engages in short selling, which involves special risks and requires special investment expertise.
     o SPECIAL SITUATION RISKS-The Fund invests in "special situation" securities, a practice which involves special risks and requires special investment expertise.
     o GROWTH RISKS- The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
The bar chart and table set out below help show the returns and risks of investing in Class A shares of the Fund(1). They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31
================================================================================

[GRAPHIC OMITTED]

          1997 RETURN    20.32%

          1998 RETURN    30.16%

          1999 RETURN    96.98%

          2000 RETURN    15.48%

================================================================================
BEST QUARTER 4TH QUARTER, 1999 35.82%
WORST QUARTER 3RD QUARTER, 1998 -5.34%
================================================================================

AVERAGE ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000
-----------------------------------------------------------
                                             Since Inception
                           One Year            (11/25/96)
                           --------            ----------
The Fund                    15.48%               37.44%
The S&P 500 Index**         -9.10                16.18%

1. The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.
** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

COSTS OF INVESTING IN THE FUND
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................     5.50%1

Maximum Deferred Sales Charge (Load)..............................     5.00%2

Maximum Sales Charge (Load) Imposed on Reinvested.................     NONE

Redemption Fees...................................................     NONE3

Exchange Fees.....................................................     NONE

--------------------------------------------------------------------------------
Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax Dividends And other Distributions reporting and services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund Assets)

-----------------------------------------------------------------------------------------------
                 TYPE OF FEE                    CLASS A     CLASS B    CLASS C    INSTITUTIONAL
                 -----------                    -------     -------    -------    -------------

Management Fees4                                 1.05%       1.05%      1.05%         1.05%
Distribution & Servicing (12b-1) Fees5           0.25%       1.00%      1.00%         0.00%
Other Expenses6                                  0.75%       0.75%      0.75%         0.75%
                                                 -----       -----      -----         -----
Total Annual Fund Operating Expenses7            2.05%       2.80%      2.80%         1.80%
                                                 =====       =====      =====         =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC")of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00 for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
4. Management fees include a fee of 1.05% for investment advisory services to the Fund Manager, Quaker Management Corp. Please see the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the fees paid to the Fund Manager.
5. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, Sponsor and other service providers.
7. The expense information for the Fund has been restated to reflect fees in effect for the Fund's fiscal year ending June 30, 2002 resulting from contractual changes to the management of the Fund.

EXPENSE EXAMPLE
---------------
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                            ONE YEAR      THREE YEARS    FIVE YEARS    TEN YEARS
                            ----------------------------------------------------
CLASS A                       $747          $1,157         $1,593       $2,798
CLASS B                       $794          $1,188         $1,700       $3,128
CLASS C                       $385           $ 868         $1,479       $3,128
INSTITUTIONAL CLASS           $183           $ 566         $ 975        $2,116

--------------------------------------------------------------------------------

QUAKER MID-CAP VALUE FUND
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

     o normally investing at least 65% of the Fund's total assets in US common stocks;
     o investing primarily in equity securities with market capitalizations similar to the market capitalizations of the companies included in the S&P 400 Mid-Cap Index;
     o generally maintaining an ultimate selection of 25-75 stocks for investment by the Fund;
     o investing in companies considered by the Fund's Advisor to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics; and
     o minimizing portfolio turnover so as to avoid realizing capital gains; such a policy tends to minimize adverse tax consequences to Fund shareholders.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUND

     o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
     o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
     o VALUE RISK- The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
     o MEDIUM-CAP STOCK RISKS- The Fund invests in companies with medium market capitalizations (generally from $1.5 to $6 billion). Their stock prices often react more strongly to changes in the marketplace and can be more volatile.
--------------------------------------------------------------------------------
HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
The bar chart and table set out below help show the returns and risks of investing in Class A shares of the Fund(1). They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 400 Mid-Cap Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31
================================================================================

[GRAPHIC OMITTED]

          1998 RETURN    7.84%

          1999 RETURN    -2.73

          2000 RETURN    3.89%

================================================================================
BEST QUARTER 2ND QUARTER, 1999 15.91%
WORST QUARTER 3RD QUARTER, 1998 -13.18%
================================================================================


AVERAGE ANNUAL RETURNS FOR PERIOD ENDING DECEMBER 31, 2000
                                                          Since Inception
                                         One Year            (11/25/96)
                                         --------            ----------
The Fund                                   3.89%                2.90%
The S&P 500 Index **                      -9.10%               16.18%
The Russell Mid-Cap Value Index***        19.18%                7.74%

1. The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.
** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
*** The Russell Mid-Cap Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations between $1.40 billion and $13 billion. This index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

COSTS OF INVESTING IN THE FUND
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum Sales Charge (Load) Imposed on Purchases..................     5.50%1

Maximum Deferred Sales Charge (Load)..............................     5.00%2

Maximum Sales Charge (Load) Imposed on Reinvested.................     NONE

Redemption Fees...................................................     NONE3

Exchange Fees.....................................................     NONE

--------------------------------------------------------------------------------
Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax Dividends And other Distributions reporting and services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------------------------
                 Type of Fee                    Class A     Class B    Class C    Institutional
                 -----------                    -------     -------    -------    -------------

Management Fees4                                 0.80%       0.80%      0.80%         0.80%
Distribution & Servicing (12b-1) Fees5           0.25%       1.00%      1.00%         0.00%
Other Expenses6                                  0.75%       0.75%      0.75%         0.75%
                                                 -----       -----      -----         -----
Total Annual Fund Operating Expenses7            1.80%       2.55%      2.55%         1.55%
                                                 =====       =====      =====         =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC")of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00 for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
3. Management fees include a fee of 0.05% for investment advisory services to the Fund Manager, Quaker Management Corp, and 0.75% for the Fund's Sub-Adviser, Schneider Capital Management. Please see "The Funds' Sub-Advisers" in the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the fees paid to the Sub-Adviser.
4. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
5. Other Expenses include fees paid to the Fund's transfer agent, administrator, Sponsor and other service providers.
6. The expense information for the Fund has been restated to reflect fees in effect for the Fund's fiscal year ending June 30, 2002 resulting from contractual changes to the management of the Fund.

EXPENSE EXAMPLE
---------------
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                            ONE YEAR      THREE YEARS    FIVE YEARS    TEN YEARS
                            ----------------------------------------------------
Class A                       $723          $1,085         $1,471       $2,550
Class B                       $770          $1,116         $1,578       $2,885
Class C                       $361           $794          $1,355       $2,885
Institutional Class           $257           $788          $1,344       $2,861
--------------------------------------------------------------------------------

QUAKER SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

     o normally investing at least 85% of the Fund's total assets in US common stocks;
     o primarily investing in equity securities with market capitalizations similar to the market capitalizations of companies included in the Russell 2000 and Russell 2500 Indices, with an ultimate selection of 140-160 stocks; and
     o investing in companies considered by the Fund's Advisor to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUND

     o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
     o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
     o VALUE RISK- The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
     o SMALL-CAP STOCK RISKS- The Fund invests in smaller companies (less than $1.5 billion market capitalization). Smaller companies can be riskier investments than larger companies.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
The bar chart and table set out below help show the returns and risks of investing in Class A shares of the Fund(1). They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Russell 2000 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31
================================================================================

          1997 RETURN    41.47%

          1998 RETURN    5.15%

          1999 RETURN    1.30%

          2000 RETURN    17.75%

================================================================================
BEST QUARTER 2ND QUARTER, 1997 20.14%
WORST QUARTER 3RD QUARTER, 1998 -18.19%
================================================================================

AVERAGE ANNUAL RETURNS FOR PERIOD ENDING DECEMBER 31, 2000
----------------------------------------------------------
                                                  Since Inception
                                One Year            (11/25/96)
                                --------            ----------
The Fund                         17.75%               14.89%
The Russell 2000 Index**         -4.20%                8.73%

1. The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.
** The Russell 2000 Index is a widely recognized, unmanaged index of approximately 2000 companies in the United States. The Index is generally considered to represent approximately 90% of the publicly traded companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

COSTS OF INVESTING IN THE FUND
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................     5.50%1

Maximum Deferred Sales Charge (Load)..............................     5.00%2

Maximum Sales Charge (Load) Imposed on Reinvested.................     NONE

Redemption Fees...................................................     NONE3

Exchange Fees.....................................................     NONE

--------------------------------------------------------------------------------
Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax Dividends And other Distributions reporting and services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------------------------
                 Type of Fee                    Class A     Class B    Class C    Institutional
                 -----------                    -------     -------    -------    -------------
Management Fees4                                 0.95%       0.95%      0.95%         0.95%
Distribution & Servicing (12b-1) Fees5           0.25%       1.00%      1.00%         0.00%
Other Expenses6                                  0.75%       0.75%      0.75%         0.75%
                                                 -----       -----      -----         -----
Total Annual Fund Operating Expenses7            1.80%       2.55%      2.55%         1.55%
                                                 =====       =====      =====         =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC")of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00 for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
4. Management fees include a fee of 0.05% for investment advisory services to the Fund Manager, Quaker Management Corp, and a base fee of 0.90% for the Fund's Sub-Adviser, Aronson + Partners. Please see "The Funds' Sub-Advisers" in the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the fees paid to the Sub-Adviser.
5. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, Sponsor and other service providers.
7. The expense information for the Fund has been restated to reflect fees in effect for the Fund's fiscal year ending June 30, 2002 resulting from contractual changes to the management of the Fund.

EXPENSE EXAMPLE
---------------
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                            ONE YEAR      THREE YEARS    FIVE YEARS    TEN YEARS
                            ----------------------------------------------------

CLASS A                       $723          $1,085         $1,471       $2,550
CLASS B                       $770          $1,116         $1,578       $2,885
CLASS C                       $361           $794          $1,355       $2,885
INSTITUTIONAL CLASS           $257           $788          $1,344       $2,861
--------------------------------------------------------------------------------

QUAKER SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.
--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

     o normally investing at least 85% of the Fund's total assets in US common stocks;
     o primarily investing in equity securities with market capitalizations, as such market capitalization is defined by the Russell 2000 Index (less than $1.5 billion);
     o investing in a portfolio of securities which includes a broadly diversified number of U.S. equity securities which the Fund's Advisor believes show a high probability of superior prospects for above average growth. The Advisor chooses these securities using a "bottoms up" approach of extensively analyzing the financial, management and overall economic conditions of each potential investment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUND

     o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
     o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
     o GROWTH RISK- The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
     o SMALL-CAP STOCK RISKS- The Fund invests in smaller companies (generally less than $1.5 billion market capitalization). Smaller companies can be riskier investments than larger companies.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
The Fund commenced investment operations on June 14, 2001 and had not completed a full calendar year of operations as of December 31, 2001. Accordingly, a bar chart and table describing the Fund's performance is not yet available.

COSTS OF INVESTING IN THE FUND
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................     5.50%1

Maximum Deferred Sales Charge (Load)..............................     5.00%2

Maximum Sales Charge (Load) Imposed on Reinvested.................     NONE

Redemption Fees...................................................     NONE3

Exchange Fees.....................................................     NONE

--------------------------------------------------------------------------------
Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax Dividends And other Distributions reporting and services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------------------------
                 Type of Fee                    Class A     Class B    Class C    Institutional
                 -----------                    -------     -------    -------    -------------
Management Fees4                                 0.80%       0.80%      0.80%         0.80%
Distribution & Servicing (12b-1) Fees5           0.25%       1.00%      1.00%         0.00%
Other Expenses6                                  0.75%       0.75%      0.75%         0.75%
                                                 -----       -----      -----         -----
Total Annual Fund Operating Expenses7            1.80%       2.55%      2.55%         1.55%
                                                 =====       =====      =====         =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC")of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00 for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
4. Management fees include a fee of 0.05% for investment advisory services to the Fund Manager, Quaker Management Corp, and a fee of 0.75% for the Fund's Sub-Adviser, Geewax, Terker & Co.. Please see "The Funds' Sub-Advisers" in the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the fees paid to the Sub-Adviser.
5. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, Sponsor and other service providers.
7. The expense information for the Fund has been restated to reflect fees in effect for the Fund's fiscal year ending June 30, 2002 resulting from contractual changes to the management of the Fund.

EXPENSE EXAMPLE
---------------
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

SHAREHOLDER TRANSACTION EXPENSES
                            ONE YEAR      THREE YEARS    FIVE YEARS    TEN YEARS
                            ----------------------------------------------------
Class A                       $723          $1,085         $1,471       $2,550
Class B                       $770          $1,116         $1,578       $2,885
Class C                       $361           $794          $1,355       $2,885
Institutional Class           $257           $788          $1,344       $2,861

--------------------------------------------------------------------------------

QUAKER FIXED INCOME FUND
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE

Current income, preserve capital and maximize total returns through active management of predominately investment grade fixed income securities. Total Return is derived by combining the total changes in the principal value of all the Fund's investments with the total dividends and interest paid to the Fund.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

     o normally investing at least 85% of the Fund's total assets in a variety of debt securities, including US Government notes and bonds, corporate notes and bonds, collateralized mortgage obligations, asset-backed securities and floating rate notes;
     o lengthening the duration* of the Fund's portfolio when yields appear abnormally high and shortening duration when yields appear abnormally low;
     o changing the average maturity structure of the Fund to take advantage of shifts in the general interest rate environment;
     o structuring the Fund's portfolio to take advantage of differences in the relative valuation of U.S. Treasury securities versus mortgage backed securities, asset backed securities, corporate bonds and U.S. agency securities; and
     o investing predominately in "investment grade" securities as defined by Moody's Investors Service, Inc. ("Moodys") or other similar service, or if no rating exists, of equivalent quality as determined by the Advisor under the Supervision of the Board of Trustees. For a more complete description of the various bond ratings for Moody's, and other nationally rated services, see Appendix A to the Statement of Additional Information.

          * Duration. "Duration" is not the same thing as "maturity". Duration weighs all potential cash flows - principal, interest and reinvestment income - on an expected present value basis, to determine the "effective maturity" of the security as opposed to the stated maturity. Using such an analysis, a security with a maturity of ten years may only have a duration of six years.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUND

     o GENERAL RISK- Like with most investments, you may lose money by investing in the Fund.
     o INTEREST RATE RISK- The Fund invests in debt instruments. Generally, as interest rates rise, the price value of debt securities falls.
     o CREDIT RISK- The Fund invests in debt securities of non-guaranteed entities. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer's securities.
     o TIME RISK- The Fund invests according to certain duration targets, which may change from time to time. The longer the portfolio's overall duration, the greater the risk of adverse price changes. Also, portfolios with greater duration periods tend to experience more volatile price movements.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
The bar chart and table set out below help show the returns and risks of investing in Class A shares of the Fund(1). They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Solomon Broad Investment Grade Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31
================================================================================

                               [GRAPHIC OMITTED]

          1997 RETURN    8.11%

          1998 RETURN    8.52%

          1999 RETURN    -3.00%

          2000 RETURN    8.36%

================================================================================
BEST QUARTER 3RD QUARTER, 1998 4.91%
WORST QUARTER 2ND QUARTER, 1999 -1.65%
================================================================================

AVERAGE ANNUAL RETURNS FOR PERIOD ENDING DECEMBER 31, 2000
----------------------------------------------------------
                                                             Since Inception
                                               One Year        (11/25/96)
                                               --------        ----------
The Fund                                        8.36%             5.15%
The Solomon Broad Investment Grade Index**      11.59%            6.86%

1. The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.
** The Solomon Broad Investment Grade Index is an unmanaged index composed of a broad variety of investment grade bonds . The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

COSTS OF INVESTING IN THE FUND
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................     4.25%1

Maximum Deferred Sales Charge (Load)..............................     5.00%2

Maximum Sales Charge (Load) Imposed on Reinvested.................     NONE

Redemption Fees...................................................     NONE3

Exchange Fees.....................................................     NONE

--------------------------------------------------------------------------------
Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax Dividends And other Distributions reporting and services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------------------------
                 Type of Fee                    Class A     Class B    Class C    Institutional
                 -----------                    -------     -------    -------    -------------
Management Fees4                                 0.75%       0.75%      0.75%         0.75%
Distribution & Servicing (12b-1) Fees5           0.25%       1.00%      1.00%         0.00%
Other Expenses6                                  0.75%       0.75%      0.75%         0.75%
                                                 -----       -----      -----         -----
Total Annual Fund Operating Expenses7            1.75%       2.50%      2.50%         1.50%
                                                 =====       =====      =====         =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 4.25%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC")of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00 for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
4. Management fees include a fee of 0.05% for investment advisory services to the Fund Manager, Quaker Management Corp, and a fee of 0.70% for the Fund's Sub-Adviser, ALM Advisors, Inc.. Please see "The Funds' Sub-Advisers" in the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the fees paid to the Sub-Adviser.
5. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, Sponsor and other service providers.
7. The expense information for the Fund has been restated to reflect fees in effect for the Fund's fiscal year ending June 30, 2002 resulting from contractual changes to the management of the Fund.

EXPENSE EXAMPLE
---------------
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                            ONE YEAR     THREE YEARS    FIVE YEARS     TEN YEARS
                            ----------------------------------------------------
Class A                       $594          $945          $1,320        $2,368
Class B                       $765         $1,107         $1.565        $2,861
Class C                       $359          $788          $1,344        $2,861
Institutional Class           $151          $467           $804         $1,758
--------------------------------------------------------------------------------

QUAKER HIGH YIELD FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE

Current income and maximize total returns through active management of non-investment grade fixed income securities. Total Return is derived by combining the total changes in the principal value of all the Fund's investments with the total dividends and interest paid to the Fund.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

     o normally investing at least 85% of the Fund's total assets in a variety of high yield debt securities, including corporate notes and bonds, collateralized mortgage obligations, asset-backed securities and floating rate notes;
     o lengthening the duration of the Fund's portfolio when yields appear abnormally high and shortening duration when yields appear abnormally low;
     o changing the average maturity structure of the Fund to take advantage of shifts in the general interest rate environment;
     o generally investing in securities considered to be non-investment (BB or lower) grade quality as determined by Moody or other similar service, or if no rating exists, of equivalent quality as determined by the Advisor under the Supervision of the Board of Trustees. For a more complete description of the various bond ratings for Moody's and other nationally recognized rating services, see Appendix A to the Statement of Additional Information. Non-investment grade securities are commonly called "junk bonds". By investing in predominately non-investment grade securities with exceptional current income payment potential, the Fund hopes to maximize its investment objective of providing a high level of current income.

          DURATION. The Adviser to the Fund employs the same duration analysis for this Fund as is used in the Fixed Income Fund.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUND

     o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
     o INTEREST RATE RISK- The Fund invests in debt securities. Generally, as interest rates rise, the price value of debt securities falls.
     o CREDIT RISK- The Fund invests in debt securities of non-guaranteed entities. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer's securities. The Fund invests in non-investment grade securities, sometimes known as "junk bonds". Although the potential interest earnings and capital appreciation on junk bonds are often higher than on investment grade securities, these securities are more likely to experience price declines due to changes in the issuers' credit standing, including the risk of default.
     o TIME RISK- the Fund invests according to certain duration targets, which may change from time to time. The longer the portfolio's overall duration, the greater the risk of adverse price changes. Also, portfolios with greater duration periods tend to experience more volatile price movements.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
Class A shares of the Fund commenced investment operations on September 5, 2000. Accordingly, a bar chart and performance table for the Fund reflecting prior calendar year performance are not yet available.
--------------------------------------------------------------------------------

COSTS OF INVESTING IN THE FUND
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
================================================================
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................     4.25%1

Maximum Deferred Sales Charge (Load)..............................     5.00%2

Maximum Sales Charge (Load) Imposed on Reinvested.................     NONE
Dividends And other Distributions

Redemption Fees...................................................     NONE3

Exchange Fees.....................................................     NONE

--------------------------------------------------------------------------------
Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax Dividends And other Distributions reporting and services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------------------------
                 Type of Fee                    Class A     Class B    Class C    Institutional
                 -----------                    -------     -------    -------    -------------
Management Fees4                                 0.80%       0.80%      0.80%         0.80%
Distribution & Servicing (12b-1) Fees5           0.25%       1.00%      1.00%         0.00%
Other Expenses6                                  0.75%       0.75%      0.75%         0.75%
                                                 -----       -----      -----         -----
Total Annual Fund Operating Expenses7            1.80%       2.55%      2.55%         1.55%
                                                 =====       =====      =====         =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 4.25%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC")of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00 for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
4. Management fees include a fee of 0.05% for investment advisory services to the Fund Manager, Quaker Management Corp, and a fee of 0.75% for the Fund's Sub-Adviser, ALM Advisors, Inc.. Please see "The Funds' Sub-Advisers" in the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the fees paid to the Sub-Adviser.
5. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, Sponsor and other service providers.
7. The expense information for the Fund has been restated to reflect fees in effect for the Fund's fiscal year ending June 30, 2002 resulting from contractual changes to the management of the Fund.

EXPENSE EXAMPLE
---------------
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                            ONE YEAR      THREE YEARS    FIVE YEARS    TEN YEARS
                            ----------------------------------------------------
Class A                       $723          $1,085         $1,471       $2,550
Class B                       $770          $1,116         $1,578       $2,885
Class C                       $361           $794          $1,355       $2,885
Institutional Class           $257           $788          $1,344       $2,861

--------------------------------------------------------------------------------

QUAKER LONG BOW SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

-----------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to build shareholder wealth through the achievement of capital growth.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

Under normal market conditions, the Fund will invest at least 85% of its assets in the securities of companies engaged in the development, production or distribution of scientific and technology related products or services. These types of products and services currently include, but are not limited to, office and business equipment, computer hardware and software, peripherals, mass storage devices, semiconductors, data networking, telecommunications, internet related products and services, biopharmaceutical and biomedical products and services, and other emerging technologies (such as alternative energy products, new materials, etc.)

In selecting investments for the Fund, the Fund's Adviser will:

o normally invest at least 85% of the Fund's total assets in common stocks or securities convertible into common stocks;
o    invest in stocks of both large and small companies;
o invest in stocks of companies that have a solid financial condition and sufficient cash flow to enable future dividend growth;
o invest in stocks of companies that have attractive fundamental valuation measures, such as price/earnings or price/cash flow,
o invest in stocks of companies or industry groups that may be temporarily out of favor;
o    invest in stocks of companies that have  undervalued or overlooked  assets;
     and
o    invest in stocks of companies that have favorable insider ownership trends.

The Fund will generally use a "buy and hold" investment strategy. However, the Fund may occasionally invest on a short-term basis when the Adviser believes that it will benefit the Fund.

The Fund invests primarily in the science and technology industries, which means that at least 25%, and as much as 100% of the Fund's assets can be invested in those to investors particular industries.


The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital growth and little or no emphasis on dividend income.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

The Fund will normally invest its remaining assets, if any, in a variety of other securities, such as US government debt instruments, corporate debt securities, other unaffiliated mutual funds, commercial paper, bankers acceptances and repurchase agreements.

Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and may invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent that it would if it remained more fully invested in common stocks. As a result, during these periods the Fund may be less likely to achieve its investment objective than under normal circumstances.

--------------------------------------------------------------------------------
The Fund's investment objective may be changed by the Board of Directors without shareholder approval. You will receive at least thirty (30) days advance written notice of any material changes to the Fund's investment objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.

Large vs. Small companies: The Fund invests in the equity securities of both large and small companies. Large companies are often referred to as "large capitalization" companies because they typically have a market capitalization of $5 billion or more. The Fund also invests in the equity securities of small and mid-sized companies. These "small and mid- capitalization" companies typically have a market capitalization of less than $5 billion. Market capitalization is calculated by multiplying the number of shares outstanding by the stock price of the company.

Fundamental Valuation Methods. Historically, investors have used certain indicators to help them determine when and/or if to purchase a stock. Two of the most popularly used indicators are price/earnings ("p/e") and price/cash flow ("p/c"). P/E is determined by dividing the price of a stock by its per-share earnings. P/C is determined by dividing the price of a stock by its per-share free cash flow. High p/e and p/c ratios may indicate that a stock is over valued by the market.

Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth and earnings, appealing in revenues who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects, such as low p/e and p/c ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The Fund primarily invests in "growth" companies.

All mutual funds must elect to be "diversified" or "non-diversified". As a non-diversified portfolio, the Fund may invest half its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund's total assets at the time of purchase. As a result, the Fund has the ability to take larger positions in a smaller number of securities than diversified portfolios. These limitations d not apply to U.S. Government securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE INVESTMENT SELECTION PROCESS USED BY THE FUND'S ADVISER

In selecting investments for the Fund, the Adviser uses an approach that combines "top down" economic analysis with an emphasis on "bottom up" stock selection.

* The "top down" approach considers such macro-economic factors as interest rates, inflation, gross domestic product, unemployment, inventories, tax rates, and the regulatory environment, as well as global trends. In other words, the "top down" approach looks at the overall competitive marketplace.

* Upon completion of its "top down" analysis, the Adviser then takes a "bottom up" approach to selecting individual companies that are most likely to benefit from the observed trends. In other words, the Adviser seeks to identify individual companies with capital growth potential that may not be recognized by the market at large.

* In determining whether to invest in a particular company, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance, its franchise durability, sustainable revenue and earnings growth, pricing power, strong balance sheet, improving return on equity, the ability to generate free cash flow, and experienced, motivated, and creative management.

* The Adviser may also implement fundamental security analysis of individual companies which have been identified through the "bottom up" approach. As part of its fundamental research, the Adviser may rely upon specific sources of information including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Adviser also reviews traditional financial data such as price-sales and earnings ratios, return on assets and equity, gross and net margins, inventory turns, book value, and debt-equity ratios. The Adviser may, from time-to-time, employ dividend and cash flow discounting models to determine the company's intrinsic value which it then compares to the company's current share price.

--------------------------------------------------------------------------------
Fundamental vs. Technical Analysis: There are two major schools of stock market analysis used in determining whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price. The first major school is "fundamental analysis" which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is "technical analysis" which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser relies on fundamental analysis in selecting portfolio securities for the Funds.
--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT RISKS

Risks in General
----------------
You could lose money investing in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in overall market conditions and in the conditions of individual securities held by the Fund. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the multitude of factors affecting the prices of the securities in which the Fund invests on a day-by-day basis. There is also the risk the Adviser will not accurately predict the direction of the market as a whole and or may select stocks that under perform the market or their peers. As a result, the Adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks
-----------------------------------
The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services, or for no readily apparent reason at all. In addition, a company's share price may also decline if its earnings or revenues fall short of marketplace expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.

Small Company Risk
------------------
The  Fund  may  invest  a  substantial  portion  of  its  assets  in  small  and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations, and when the Fund attempts to sell a significant block of its holdings in one of these companies, it may have to sell those holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Investments in smaller companies tend to be more volatile and somewhat more speculative.

Non-Diversification Risk
------------------------
Non-diversification increases the risk that the value of the Fund could decrease because of the poor performance of a single investment, because the Fund may have invested a substantial portion (up to 25%of its total assets) in that single security. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

Industry Risk
-------------
Industry risk is the risk that stocks within the same industry will decline in value due to industry-specific market or economic developments. To the extent that the Fund invests in the science and technology industries, it is subject to the risk that the companies in those industries are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Because of the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by the fund in these industries will offer greater opportunity for capital growth than investment in other industries, investments in these industries can fluctuate dramatically and will expose you to greater than average risk.

Growth Risk
-----------
The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
Because this is a new Fund that does not yet have an operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available.

Costs of Investing in the Fund
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................     5.50%1

Maximum Deferred Sales Charge (Load)..............................     5.00%

Maximum Sales Charge (Load) Imposed on Reinvested.................     NONE
Dividends And other Distributions

Redemption Fees...................................................     NONE2

Exchange Fees.....................................................     NONE

--------------------------------------------------------------------------------
Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax Dividends And other Distributions reporting and services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
(Expenses That are Deducted From Fund Assets)
------------------------------------------------------------------
                 Type of Fee                    Class A
                 -----------                    -------
Management Fees3                                 1.25%
Distribution & Servicing (12b-1) Fees4           0.25%
Other Expenses5                                  0.50%
Total Annual Fund Operating Expenses6            2.00%


1. Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
3. Management fees include a fee of 0.25% for investment advisory services to the Fund Manager, Quaker Funds, Inc., and the maximum fee of 1.00% for the Fund's sub-adviser, Long Bow Capital Management, L.P. Advisory fees to the Adviser decline as additional assets come into the Fund. Please see "The Fund's Sub-Adviser" in the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the fees paid to the Fund Manager and Adviser.
4. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for its Class A shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
5. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers. Because the Fund is offering these share classes for the first time, these fees are estimated.
6. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.

EXPENSE EXAMPLE
---------------
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (Since the Fund does not charge redemption fees or sales charges, your costs would be the same if you did not redeem). The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------

                            ONE YEAR      THREE YEARS    FIVE YEARS    TEN YEARS
                            ----------------------------------------------------
CLASS A                       $742          $1,143

ADDITIONAL INFORMATION ABOUT RISKS
----------------------------------
Each Fund bears certain risks of investment. The principal risks of investing in each Fund are summarized in the "Basics About Each Fund" Section of this Prospectus. What follows is a more detailed discussion of the risks associated with an investment in each Fund.

GENERAL RISKS- As with most investments, all the Funds bear the risk that you can lose money by investing in that Fund. The value of your Fund shares will fluctuate from day to day based on the price movements of the securities in which your Fund invests. When you sell your Fund shares, they may be worth less than what you paid for them.

STOCK MARKET RISKS- The Core Equity, Aggressive Growth, Mid and Small-Cap Value, Small-Cap Growth and Science & Technology Funds all invest primarily in common stocks. The stock market can be very volatile, with prices widely fluctuating from day-to-day. Stocks can be influenced by general economic events, industry-wide influences and company-specific concerns.

SMALL-CAP STOCK RISKS- The Aggressive Growth, Small-Cap Value, Small-Cap Growth and Science & Technology Funds invest in companies with small market capitalizations (generally less than $1.5 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

MEDIUM-CAP STOCK RISKS- The Core Equity, Aggressive Growth, Mid-Cap Value and Science & Technology Funds invest in companies with medium market capitalizations (from $1.5 to $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region and may be less well-known to the investment community, they can have more volatile share prices. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

VALUE RISK- The Mid-Cap Value and Small-Cap Value Funds' Advisors seek to invest in companies that appear to be "undervalued" in the marketplace (i.e. trading at prices below the company's true worth). The risk in such an investment strategy is that the Advisor's analysis of a company's true value may be incorrect and the securities purchased may not perform as expected, reducing the Fund's return.

GROWTH RISK- The Core Equity, Aggressive Growth, Small-Cap Growth and Science & Technology Funds seek to invest in companies that appear to have substantial potential for above-average price growth. The risk in such an investment strategy is that the Advisor's analysis of a company's growth potential may be incorrect and the securities purchased may not perform as expected, reducing the Fund's return.

SPECIAL SITUATION RISKS- The Aggressive Growth Fund invests in "special situations". Special situations often involve much greater risk than is found in the normal course of investing. These risks result from the subjective nature of determining what a special situation is. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company's price that the Fund's Advisor expects, which could negatively impact the Fund. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors) or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

SHORT SELLING RISKS- The Aggressive Growth Fund and Science & Technology Funds may engage in "short sales". Short selling involves special risks, and the Fund could at any time suffer a loss if the security sold short should increase in value. Funds that maintain short positions are generally riskier than funds that do not engage in short sales. When the Fund engages in short sales, the securities underlying the transaction are repriced daily, and if the value of the underlying securities is not sufficient to fully cover the short, the Fund will have to put up additional cash or securities to make up any difference. This requirement may result in additional loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS- Under abnormal market or economic conditions, each Fund's Advisor may adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives and the Fund's performance may be negatively affected as a result.

                        ADDITIONAL INVESTMENT INFORMATION

The principal investment strategies of each Fund were set forth in the "Basics About Each Fund" Section of this Prospectus. What follows is some additional information that might be helpful to you concerning the investment strategies employed by some of our Funds.

QUAKER MID-CAP VALUE FUND
-------------------------
The Fund's Advisor believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term and that currently are "undervalued" by the market. The Advisor defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Advisor employs a value-oriented approach to stock selection. To choose the securities in which the Funds will invest, the Advisor seeks to identify companies which exhibit some or all of the following criteria:

o    low price-to-earnings ratio ("P/E");
o    low price-to-book value or tangible asset value;
o    excellent prospects for growth;
o    strong franchise;
o    highly qualified management;
o    consistent free cash flow; and
o    high returns on invested capital.

In order to choose the securities in which the Fund invests, the Advisor employs its own proprietary, cash-flow based dividend discount analytical model. The Advisor selects 50-100 securities which it believes to be undervalued relative to comparable alternate investments, then focuses on the fundamentals of these companies to choose which companies will ultimately be included in the Fund.

The Fund will normally invest its remaining assets in cash and cash equivalents such as U.S. government debt instruments, other unaffiliated mutual funds and repurchase agreements.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and in fact, usually maintain a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Trust has authorized the Fund's Advisor to adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

QUAKER SMALL-CAP VALUE FUND
---------------------------
In selecting portfolio companies, the Fund's Advisor focuses on companies with consistently high earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics. The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

The Fund's Advisor screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, a number of years of operating history and market capitalizations similar to the companies in the Russell 2000 and Russell 2500 Indices. The resulting stocks are divided into 11 peer groups or sectors. Within each group, the Advisor identifies the most attractive stocks by considering a number of balance sheet and income statement criteria. The Advisor then chooses securities so as to approximate the overall industry and risk factor characteristics of the Russell 2500 Index.

The Fund may invest its remaining assets, if any, in equity securities of medium and large capitalization companies, cash and cash equivalents, such as U.S. government debt instruments, other unaffiliated mutual funds and repurchase agreements.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Trust has authorized the Fund's Advisor to adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

                              WHO MANAGES OUR FUNDS

THE FUNDS' SPONSOR
------------------
Pursuant to a Sponsorship Agreement adopted by the Trust for each Fund, Quaker Funds, Inc. ("QFI"), 1288 Valley Forge Road, Suite 76, Valley Forge, PA 19482, provides shareholder servicing activities for each Fund not otherwise provided by each Fund's Administrator or Custodian, for which it receives a fee at an annual rate of 0.25% of the average daily net assets of each Fund. Quaker Funds, Inc. also provides oversight with respect to each Fund's Sub-Advisor, arranges for payment of investment advisory and administrative fees, coordinates payments under each Fund's Distribution Plan, develops communications with existing Fund shareholders, assists in responding to shareholder inquiries and provides other shareholder servicing tasks. QFI also serves as Fund Manager to the Quaker-Long Bow Science & Technology Fund. QFI is an investment advisory firm registered as such with the Securities and Exchange Commission. QFI is controlled by Jeffry H. King, Laurie Keyes and Kevin
J. Mailey, each of whom also serves as trustees of the Trust. Mr. King and Ms. Keyes own 50% of the outstanding shares of QFI as joint tenants and Mr. Mailey owns the remaining 50%.

Mr. Mailey is President of QFI and is responsible for the day-to-day activities of QFI. Mr. Mailey has been an investment professional for more than 25 years. Mr. Mailey has been recently elected as a Trustee of the Quaker Investment Trust, subject to the approval of the Trust's shareholders. Prior to joining the Quaker Group, Mr. Mailey was a principal of the William Penn Funds and Neuberger Berman, and was a top producing sales representative of the John Hancock Company. Mr. King, Ms. Keyes and Mr. Mailey are also Trustees of the Quaker Investment Trust, and are therefore considered "affiliated persons" of the Fund.

The Trust currently is seeking shareholder approval to appoint QFI as Fund Manager to all Funds of the Trust. If the shareholders approve the appointment, Quaker Management Copr will resign as Fund Manager. The Trust anticipates shareholder approval of the appointment on or before December 31, 2001. If the shareholders of the Trust approve the appointment, QFI will be responsible for the overall investment operations of the Funds; it will provide or arranges to provide day-to-day investment advisory services to the Funds and will be primarily responsible to the Board for the conduct of the Funds' investment activities. QFI will prepare quarterly reports to the Board concerning the investment activities of the Funds (or more frequently if the Board requires). QFI will be responsible for ensuring that the Funds are managed in accordance with their investment objectives and restrictions and will be responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

QFI will also be authorized to engage persons, subject to Board and shareholder approval, to serve the Funds as sub-advisers. These sub-advisers provide day-to-day investment advice and choose the securities in which the Funds will invest. The sub-advisers report directly to QFI, and QFI will be responsible to report to the Board for any errors or omissions made by a sub-adviser.

THE FUND MANAGER
----------------
Quaker Management Corp. ("QMC") currently serves as Fund Manager to each Fund except the Science & Technology Fund under a written agreement with the Trust. QMC is a Pennsylvania corporation doing business and registered with the Securities and Exchange Commission ("SEC") as an investment adviser. QMC will resign its position as Fund Manager upon the completion of shareholder approval of QFI as the successor Fund Manager. Shareholder approval of QFI is anticipated to occur on or before December 31, 2001.

QMC's address is 1288 Valley Forge Road, Suite 76, Valley Forge, PA 19482. QMC was formed specifically to act as Master Investment Adviser to each Fund of the Trust. QMC is controlled by Jeffry H. King, Sr., who owns 100% of QMC's outstanding shares. Mr. King currently is the sole director of QMC. Mr. King serves as President of QMC and is also a Trustee of the Trust and serves as Chairman of the Board.

For its services to each Fund, QMC receives a an annual fee, calculated daily and paid monthly, based on the average daily net assets of each Fund. The Table below sets forth the compensation rates paid to QMC for each Fund for the Trust's fiscal year ending June 30, 2001:

--------------------------------------- --------------------------------
                                        Annual Fee Rate, as percentage
Name of Fund                            of average daily net assets
--------------------------------------- --------------------------------
Quaker Core Equity Fund                              0.80%
--------------------------------------- --------------------------------
Quaker Aggressive Growth Fund                        1.05%
--------------------------------------- --------------------------------
Quaker Large-Cap Value Fund                          0.80%
--------------------------------------- --------------------------------
Quaker Mid-Cap Value Fund                            0.80%
--------------------------------------- --------------------------------
Quaker Small-Cap Value Fund                          0.95%
--------------------------------------- --------------------------------
Quaker Small-Cap Growth Fund                         0.80%
--------------------------------------- --------------------------------
Quaker Fixed Income Fund                             0.75%
--------------------------------------- --------------------------------
Quaker High Yield Fund                               0.55%
--------------------------------------- --------------------------------
Quaker Money Market Fund                             0.55%
--------------------------------------- --------------------------------

For the Trust's fiscal year ending June 30, 2001, Each Fund paid the following investment advisory fees:

--------------------------------------- -------------------------
Name of Fund                                 Advisory Fees
--------------------------------------- -------------------------
Quaker Core Equity Fund                         $187,942
--------------------------------------- -------------------------
Quaker Aggressive Growth Fund                   $381,785
--------------------------------------- -------------------------
Quaker Mid-Cap Value Fund                       $53,322
--------------------------------------- -------------------------
Quaker Small-Cap Value Fund                     $241,378
--------------------------------------- -------------------------
Quaker Small-Cap Growth Fund                    $16,498
--------------------------------------- -------------------------
Quaker Fixed Income Fund                        $53,136
--------------------------------------- -------------------------
Quaker High Yield Fund                          $61,225
--------------------------------------- -------------------------

QMC is responsible for the overall investment operations of all the Funds; it provides or arranges to provide day-to-day investment advisory services to each Fund and is primarily responsible to the Board for the conduct of each Fund's investment activities. QMC will prepare quarterly reports to the Board concerning the investment activities of each Fund (or more frequently if the Board requires). QMC is responsible for ensuring that the Funds are managed in accordance with their investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct. If the Trust's shareholders approve the appointment of QFI as Fund Manager for the Trust, QFI will assume the responsibilities currently undertaken by QMC.

QMC is authorized to engage persons, subject to Board and shareholder approval, to serve one or more Funds as sub-advisers. These sub-advisers provide day-to-day investment advice and choose the securities in which one or more Funds will invest. The sub-advisers are paid fees by QMC, report directly to QMC, and QMC will be responsible to report to the Board for any errors or omissions made by a sub-adviser.

THE SUB-ADVISORS
----------------
The Trust and Quaker Management Corp. currently have selected the following persons to serve as sub-advisers to the following Funds.

FOR THE QUAKER CORE EQUITY FUND AND QUAKER SMALL-CAP GROWTH FUND:
Geewax, Terker & Co. ("GTC"), 99 Starr Street, Phoenixville, Pennsylvania 19460, serves as sub-adviser to the Core Equity Fund. GTC was established as a Pennsylvania partnership in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. GTC currently serves as investment adviser to over $8.2 billion in assets. GTC operates as an investment advisory firm and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Core Equity Fund, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1987. GTC is controlled by John J. Geewax and Bruce E. Terker.

John J. Geewax, general partner of GTC, has responsibility for the day-to-day management of the Fund's portfolio. Prior to establishing Geewax, Terker & Co. in 1982, Mr. Geewax served as a portfolio manager with Pennsylvania Asset Services, beginning in 1980. He was also an instructor at the Wharton School of the University of Pennsylvania from 1980 - 1982.

Messrs. Geewax and Terker, under the aegis Geewax, Terker & Co., have provided investment management services and counseling to a significant number of individual clients, large institutional clients and other registered investment companies, including the Noah Fund and Vanguard Trustees Equity Fund since founding the company. GTC has served as investment adviser to the Fund since November, 1998. For the Core Equity

FOR THE QUAKER AGGRESSIVE GROWTH FUND:
Quaker Management Corp. ("QMC"), 1288 Valley Forge Road, Suite 71, Valley Forge, PA 19482 serves as advisor to the Aggressive Growth Fund. QMC is a Pennsylvania corporation registered as an investment advisor with the Securities and Exchange Commission.

Mr. Manu Daftary serves as Portfolio Manager for QMC and has day-to-day responsibility for choosing the investments of the Fund. Mr. Daftary is also the President of DGCM and the firm's sole shareholder. He was the Fund's portfolio manager when DGCM served as investment advisor to the Fund and has been responsible for the day-to-day management of the Fund's portfolio since its inception. He has been with DGCM since July 1996. Previously Mr. Daftary was a portfolio manager with Greenville Capital Management during 1995 and early 1996; was Senior Vice President/Portfolio Manager with Hellman, Jordan Management Company from 1993-1995; was co-manager of the institutional growth stock portfolio with Geewax, Terker & Co. from 1988-1993.

FOR THE QUAKER MID-CAP VALUE FUND
Schneider Capital Management ("Schneider"), 460 East Swedesford Road, Wayne, PA 19087, serves as sub-advisor to the Mid-Cap Value Fund. Schneider was established as a 100% employee owned investment advisory firm in 1996 and is registered as an investment advisor with the Securities and Exchange Commission. As of June 30, 2001, Schneider managed in excess of $1.2 billion in client assets.

Arnold C. Schneider is Chief Investment Officer and principal of the firm, and serves as Portfolio Manager to the Fund. Mr. Schneider founded the firm and has a total of nineteen years of investment experience. Prior to founding Schneider, Mr. Schneider was a senior vice president and partner of the Wellington Management Company. Mr. Schneider began his career at Wellington as an analyst in 1983 and assumed portfolio management responsibility as head of the value team in 1987. Mr. Schneider received a BS in finance from the McIntire School of Commerce of the University of Virginia and is a past president of the Financial Analysts o Philadelphia.

FOR THE QUAKER SMALL-CAP VALUE FUND:
Aronson + Partners  ("Aronson")  serves as  sub-advisor  to the Small-Cap  Value
Fund. Aronson was established as a Pennsylvania partnership in 1984 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Aronson currently serves as investment advisor to over $4.2 billion in assets. Aronson has been rendering investment counsel utilizing investment strategies substantially similar to that of the Small-Cap Value Fund to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1984. Aronson's address is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19012. Aronson is controlled by Theodore R. Aronson.

Mr. Aronson has been responsible for day-to-day management of the Fund's portfolio since its inception. He has been with Aronson since August 1984. Previously Mr. Aronson was a partner with Addison Capital Management.

FOR THE QUAKER FIXED-INCOME FUND AND  QUAKER HIGH YIELD FUND:
ALM Advisors, Inc. ("ALM"), 750 East Green Street, Suite 315, Pasadena, CA, 91101 serves as sub-advisor to the Fixed Income Fund and Quaker High Yield Fund.

ALM was established as a California corporation in 1995 and is registered under the Investment Advisers Act of 1940, as amended. ALM currently serves as investment advisor to over $287 million in assets. ALM has been rendering investment counsel to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1995. ALM 's address is 750 East Green Street, Suite 315, Pasadena, CA 91101. ALM is controlled by Mr. Jeffery G. Rollert.

Mr. Rollert will have day-to-day responsibility for choosing the investments of each Fund. Mr. Rollert founded ALM in 1995 and has served as its Managing Director and Senior Portfolio Manager since the firm's founding.

FOR THE QUAKER-LONG BOW SCIENCE & TECHNOLOGY FUND:
Long Bow Capital Management, L.P. ("Long Bow"), 630 Freedom Business Center, Suite 313, King of Prussia, PA 19406, serves as sub-adviser to the Quaker-Long Bow Science & Technology Fund.

Long Bow was established as a Delaware limited partnership in June, 2000 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Long Bow currently serves as investment adviser to over $21 million in assets. Long Bow operates as an investment advisory firm and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since June 2000. Long Bow is controlled by Long Bow Associates, L.P.

Mr. Alexander Cho-Chak Cheung, a Chartered Financial Analyst ("CFA") is Managing Partner and Senior Portfolio Manager for Long Bow. Mr. Cheung is primarily responsible for the day-to-day investment management of the Fund's portfolio. He has been the portfolio manager of the Fund since its inception. Mr. Cheung holds licenses as a General Securities Representative (NASD Series 7), Registered Investment Adviser (NASD Series 65) and achieved his CFA designation in 1991. Prior to joining Long Bow, Mr. Cheung was the portfolio manager for the Monument Internet Fund, Monument Medical Sciences Fund, and Monument Washington Regional Aggressive Growth Fund.

                           HOW TO BUY AND SELL SHARES

INVESTING IN THE FUNDS

Determining Share Prices
------------------------
Shares of each Fund are offered at the public offering price ("POP") for each share class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund's Advisor, subject to the review and supervision of the Board of Trustees. Each Fund's per share NAV and POP is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Variable Pricing System
-----------------------
Each Fund in the Quaker Family of Funds, except the Science & Technology Fund, offers four classes of shares by this prospectus. The Quaker-Long Bow Science & Technology Fund offers only Class A Shares. The main differences between each class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in any Fund represents interests in the same portfolio of investments in that Fund.

CLASS A SHARES.
Class A shares are offered at their POP, which is NAV share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of each Fund except the Quaker Fixed-Income Fund and Quaker High Yield Fund:

                           SALES CHARGE       SALES CHARGE
                           AS A % OF          AS A % OF              DEALER
AMOUNT INVESTED            OFFERING PRICE     NET AMOUNT INVESTED    REALLOWANCE
---------------            --------------     -------------------    -----------
Less than   $ 49,999       5.50%              5.82%                  5.00%
$50,000 to  $ 99,999       4.75%              4.99%                  4.25%
$100,000 to $249,999       3.75%              3.76%                  3.25%
$250,000 to $499,999       2.75%              2.76%                  2.50%
$500,000 to $999,999       2.00%              2.00%                  1.75%
$1,000,000 or more         1.00%              1.00%                  0.75%

The following sales charges apply to your purchases of Class A shares of the Quaker Fixed-Income Fund and the Quaker High Yield Fund:

                           SALES CHARGE       SALES CHARGE
                           AS A % OF          AS A % OF              DEALER
AMOUNT INVESTED            OFFERING PRICE     NET AMOUNT INVESTED    REALLOWANCE
---------------            --------------     -------------------    -----------
Less than   $ 99,999       4.25%              4.44%                  4.00%
$100,000 to $249,999       3.75%              3.89%                  3.50%
$250,000 to $499,999       2.75%              2.83%                  2.50%
$500,000 to $999,999       2.00%              2.04%                  1.75%
$1,000,000 or more         1.00%              1.00%                  0.75%

Quaker Securities, Inc., ("QSI") the Trust's principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with QSI to sell shares of the Funds. The dealer's concession may be changed from time to time. QSI may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended. The Trust and QSI have authorized one or more brokers to accept purchase and redemption orders on the Trust's behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf.

Prior to July 2, 2001, Declaration Distributors, Inc, 555 North Lane, Suite 6160, Conshohocken, PA 19428, served as principal underwriter to the Trust.

Exemptions From Sales Charges
-----------------------------
The Trust will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, registered investment advisers or brokers for their own accounts, employees and employee related accounts of the Advisor and Sub-advisors, and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at NAV. Shareholders of each Fund have approved the conversion of No-Load Class shares, previously the only share class offered by the Funds, to Class A shares. As part of that approval, any shareholder of those Funds who purchased shares prior to June 23, 2000 are exempt from sales charges on all future purchases of Class A Funds in their account. This permanent exemption does not apply to new accounts opened after June 23, 2000 or to accounts of an otherwise exempt shareholder opened in another name.

Reduced Sales Charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Funds with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Core Equity Fund with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the Aggressive Growth Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Funds.

Letter of Intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES
Unlike Class A shares, Class B shares are sold at NAV without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) of your choice, and you will only incur a sales charge if you redeem shares within seven years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be calculated on an amount equal to the lesser of the current market value or the original cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares, the following CDSC charges apply:

           REDEMPTION WITHIN               CDSC AS A PERCENTAGE
                                          OF REDEMPTION PROCEEDS
           -----------------------------------------------------
           1st  Year.............................5.00%
           2nd Year..............................4.00%
           3rd  Year.............................3.00%
           4th  Year.............................3.00%
           5th  Year.............................2.00%
           6th  Year.............................1.00%
           7th Year and Thereafter...............NONE

When you send a redemption request to the Trust, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC Waivers
------------
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder (ii) in connection with certain distributions from an IRA or other retirement plan (iii) for annual withdrawals up to 10% of the value of the account, and (iv) pursuant to the right of the Trust to liquidate a shareholder's account.

Conversion Feature
------------------
Class B shares automatically convert to Class A shares once the economic equivalent of a 5.00% sales charge is recovered by the Fund(s) for each investment account, normally after 7 years. The sales charge is recoverable by the Fund(s) through the distribution and servicing fees paid under each Fund's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges. You should be aware that the recovery of the economic equivalent of the applicable sales charge may take longer than seven years in the event of adverse market conditions. In such an event, the 12b-1 fees applicable to Class B shares would continue until the sales charge was recovered. Thereafter, the shares would convert to Class A.

CLASS C SHARES
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund(s) of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

INSTITUTIONAL CLASS SHARES
The Trust also offers Institutional Class Shares of all Funds except the Quaker-Long Bow Science & Technology Fund. This share class is sold without any sales loads or CDSCs. However, the minimum initial and subsequent investment in institutional shares is $1 million. This share class is designed for large institutions.

FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS
When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C or Class B shares will be greater than the front-end sales charge of Class A shares and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Fund's expenses over time in the "FEES AND EXPENSES" Section of this Prospectus.

Distribution Fees
-----------------
Quaker Investment Trust (the "Trust") has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by class of shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate the Sponsor or others for expenses relating to the promotion and sale of shares of each Fund.

Under the Class A Plan, the Class A shares of each Fund compensate the Sponsor and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

Under the Class B Plan, the Class B shares of the Fund compensate the Sponsor and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Sponsor and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares. 12b-1 fees payable on Class B shares will be paid to the Sponsor for the first thirteen months after the shares are purchased. Thereafter, 0.75% of the fee is paid to the Sponsor o assist in the recovery of the advanced commission paid to selling brokers, and 0.25% may be paid to selling brokers that provide continuing services to the Fund's shareholders.

Under the Class C Plan, Class C shares of each Fund compensate the Sponsor and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Sponsor and others to compensate it for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be paid to the Sponsor for the first thirteen months after the shares are purchased.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Trust's Board of Trustees and may be renewed only by majority vote of the shareholders of the Funds' Classes or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Trustees of the Trust, as that term is defined in the 1940 Act.

Minimum Investment Amounts
Your purchase of Fund shares is subject to the following minimum investment amounts:

MINIMUM        MINIMUM
TYPE OF        INVESTMENT                   SUBSEQUENT
ACCOUNT        TO OPEN ACCOUNT              INVESTMENTS
------------------------------------------------------------------
REGULAR        $2000                        $100
IRAs           $1000                        $100
------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN MEMBERS

MINIMUM        MINIMUM
TYPE OF        INVESTMENT                   SUBSEQUENT
ACCOUNT        TO OPEN ACCOUNT              INVESTMENTS
------------------------------------------------------------------
REGULAR        $2000                        $100 per month minimum
IRAs           $1000                        $100 per month minimum
------------------------------------------------------------------

THE MINIMUM INVESTMENT IN INSTITUTIONAL SHARES OF ANY FUND IS $1 MILLION.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you invest through a brokerage firm or other financial institution, their policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investment amounts or limitations on buying or selling shares. Consult your financial adviser if you have any questions about their policies and procedures. If you purchase shares through a brokerage firm or other financial institution, it is responsible for transmitting your order in a timely manner.

Your investment in the Fund(s) should be intended to serve as a long-term investment vehicle. The Fund(s) are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Trust reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund(s), which includes investors with a history of excessive trading. The Trust also reserves the right to stop offering shares of any Fund at any time.

Opening and Adding To Your Account
----------------------------------
You can invest in the Fund(s) by mail, wire transfer and through participating financial service professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Fund(s) through an automatic payment plan. Any questions you may have can be answered by calling the Funds, toll free, at 1-800-220-8888.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Fund(s) through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail
-------------------------
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to Fund of your choice, and mail the Form and check to:

                                The Quaker Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

Your purchase order, if accompanied by payment, will be processed upon receipt by CITCO-Quaker Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price ("POP") calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, take the following steps:

1.   Call 1-800-220-8888 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                            First Union National Bank
                                 ABA # 031201467
                       For Credit to Acct # 2000011045667
                   For Further Credit to (Your Name & Acct. #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan
-------------------------
You may purchase shares of the Funds through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-800-220-8888.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share POP determined at the close of business on the day that the transfer agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Trust's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Trust will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Trust and/or the Transfer Agent have failed to follow procedures reasonably designed to prevent losses. However, if the Trust and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings & loan or credit union. The Fund's custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Redemption requests should be mailed via U.S. mail to:

                                The Quaker Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

or by overnight courier service to:

                                The Quaker Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

1.   Your account number;
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
3. The signatures of all account owners exactly as they are registered on the account;
4.   Any required signature guarantees; and
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)  if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii)if the proceeds are to be made payable to someone other than the account's owner(s);
(iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund(s) by calling the Transfer Agent at 1-800-220-8888 if you elected to use telephone redemption on your Account
Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Trust or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption At The Option Of The Trust
-------------------------------------
If the value of the shares in your account falls to less than $2,000, the Trust may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Trust reserves this right because of the expense to the Funds of maintaining very small accounts.

Exchange Feature.
-----------------
You may exchange your shares of the Funds for the same share class of any other Quaker Fund without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund at each Fund's respective closing NAV next determined after a request for exchange has been received, and is a taxable transaction. You may direct the Trust to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Funds to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Trust to be an abusive practice that is not in the best interests of current shareholders of the Funds. Such a pattern may, at the discretion of the Trust, be limited by that Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Trust will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Funds or its other shareholders. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

Systematic Withdrawal Plan.
---------------------------
Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or is available by calling the Trust. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Trust upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Trust at 800-220-8888 or by writing to the Transfer Agent.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from its net investment income. Net investment income will be distributed at least annually. Each Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund(s). You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

Each Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to the one or more appropriate indices.

According to the law of Delaware under which the Trust is organized, and the Company's Amended and Restated Declaration of Trust and by-laws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Trust will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Trust will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under
Section 16(c) of the Investment Company Act of 1940, as amended.

Protecting your personal information is a priority for the Trust and our privacy policy has been designed to support this objective. The Trust may collect non-public personal information from you in the following ways:

1. From information provided by you on applications or other forms submitted to the Trust or to the Transfer Agent; and

2.   From information arising from your investment in the Fund(s).

The Trust utilizes electronic, procedural and physical controls in keeping with industry standards and procedures. For example, the Trust authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with the Fund Manager, Transfer Agent, Principal underwriter, and Advisors to provide investment advisory, administrative and other services, and the Trust may disclose information about you or information that you have provided to the Fund to these parties in connection with each party's responsibilities to the Funds.

The Board of Trustees of the Trust has approved a Code of Ethics (the "Code") for the Trust, Fund Manager, Sub-Advisors and Principal Underwriter. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Code. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FINANCIAL HIGHLIGHTS

The financial data included in the tables below for the fiscal year ended June 30 of each time period have been audited by Briggs, Bunting, & Dougherty, LLP, independent auditors. The information in the tables below should be read in conjunction with each Fund's latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Trust. The information contained below for periods prior to June 30, 2001 is for a class of shares no longer offered by the Funds. However, since all share classes of each Fund are invested in the same portfolio of securities, the returns shown below will vary only to the extent that the various share classes have different sales charges and ongoing expenses. Information for the period ending June 30, 2001 reflects the performance of Class A shares, unless otherwise indicated.

                              THE CORE EQUITY FUND

                                                                                                               FOR THE PERIOD
                                                                                                               FROM NOVEMBER
                                               YEAR            YEAR            YEAR            YEAR            25, 1996 (START OF
                                               ENDED           ENDED           ENDED           ENDED           OPERATIONS) TO
                                               JUNE 30, 2001   JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997
                                          ---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    20.31      $    17.78      $    14.42      $    11.61      $    10.00
                                               ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)             (0.25)          (0.18)          (0.06)           0.00            0.04
           Net realized and unrealized gain
           (loss) on investments                    (7.28)           3.09            4.10            2.81            1.61
                                               ----------      ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                    (7.53)           2.91            4.04            2.81            1.65
                                               ----------      ----------      ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                     0.00            0.00            0.00            0.00           (0.04)
           Net realized capital gains               (0.30)          (0.38)          (0.68)           0.00            0.00
           Distributions in excess of
           Net realized gain                         0.00            0.00            0.00            0.00            0.00
                                               ----------      ----------      ----------      ----------      ----------
TOTAL DISTRIBUTIONS                                 (0.30)          (0.38)          (0.68)           0.00           (0.04)
                                               ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                 $    12.48      $    20.31      $    17.78      $    14.42      $    11.61

TOTAL RETURN                                       (37.33)%         16.34%          28.16%          24.20%          16.50%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                                $   13,888      $   30,275      $   25,407      $    4,777      $      519

RATIO OF EXPENSES TO AVERAGE NET ASSETS
           Before expense waivers and fee
           Reimbursements                            2.11%           1.70%           1.44%           3.48%          21.30%(a)
           After expense waivers and fee
           Reimbursements                            2.11%           1.48%           1.29%           1.35%           1.35%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
           Before expense waivers and fee
           Reimbursements                           (1.58)%         (1.17)%         (0.73)%         (2.10)%        (19.47)(a)
           After expense waivers and fee
           Reimbursements                           (1.58)%         (0.95)%         (0.58)%          0.03%           0.49%(a)

PORTFOLIO TURNOVER RATE                            127.53%          82.54%          78.38%          64.36%          11.49%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                           THE AGGRESSIVE GROWTH FUND

                                                                                                              FOR THE PERIOD
                                                                                                              FROM NOVEMBER
                                               YEAR            YEAR            YEAR            YEAR           25, 1996 (START OF
                                               ENDED           ENDED           ENDED           ENDED          OPERATIONS) TO
                                               JUNE 30, 2001   JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998  JUNE 30, 1997
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    22.64      $    14.10      $    12.01      $    11.16      $    10.00
                                               ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)              0.17            0.24            0.12            0.00            0.04
           Net realized and unrealized gain
           (loss) on investments                    (1.24)           9.88            5.54            2.69            1.23
                                               ----------      ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                    (1.07)          10.12            5.66            2.69            1.27
                                               ----------      ----------      ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                    (0.34)          (0.06)          (0.12)           0.00           (0.04)
           Net realized capital gains               (2.54)         ((1.52)          (3.45)          (1.38)          (0.07)
           Distributions in excess of
           Net realized gain                         0.00            0.00            0.00           (0.46)           0.00
                                               ----------      ----------      ----------      ----------      ----------
TOTAL DISTRIBUTIONS                                 (2.88)          (1.58)          (3.57)          (1.84)          (0.11)
                                               ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                      18.69%     $    22.64      $    14.10      $    12.01      $    11.16

TOTAL RETURN                                   (5.06)%(B)           73.68%          49.44%          26.57%          12.68%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                                $   64,637      $   18,463      $    3,865      $    1,714      $    1,121

RATIO OF EXPENSES TO AVERAGE NET ASSETS
           Before expense waivers and fee
           Reimbursements                            2.32%           2.02%           2.84%           8.09%          13.44%(a)
           After expense waivers and fee
           Reimbursements                            2.32%           1.57%           1.35%           1.35%           1.34%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
           Before expense waivers and fee
           Reimbursements                            0.88%           1.40%          (0.45)%         (6.72)%         (9.18)(a)
           After expense waivers and fee
           Reimbursements                            0.88%           1.84%           1.04%          (0.04)%          0.64%(a)

PORTFOLIO TURNOVER RATE                            641.59%         886.14%       1,675.49%         876.64%         778.01%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                             THE MID-CAP VALUE FUND

                                                                                               FOR THE PERIOD
                                                                                               FROM JANUARY
                                               YEAR            YEAR            YEAR            6, 1998 (START OF
                                               ENDED           ENDED           ENDED           OPERATIONS) TO
                                               JUNE 30, 2001   JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998
                                               -----------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    10.75      $    11.00      $    10.93      $    10.00
                                               ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)             (0.13)          (0.03)           0.00           (0.02)
           Net realized and unrealized gain
           (loss) on investments                     0.87           (0.22)           0.23            0.95
                                               ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                     0.74           (0.25)           0.23            0.93
                                               ----------      ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                     0.00            0.00            0.00            0.00
           Net realized capital gains               (0.08)           0.00           (0.16)           0.00
           Distributions in excess of
           Net realized gain                         0.00            0.00            0.00            0.00
                                               ----------      ----------      ----------      ----------
TOTAL DISTRIBUTIONS                                 (0.08)           0.00           (0.16)           0.00)
                                               ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                 $    11.41      $    10.75      $    11.00      $    10.93

TOTAL RETURN                                         6.95%          (2.27)%          2.68%           9.30%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                                $    1,405      $    8,391      $   12,155      $    9,033

RATIO OF EXPENSES TO AVERAGE NET ASSETS
           Before expense waivers and fee
           Reimbursements                            2.63%           1.99%           1.63%           1.97%(a)
           After expense waivers and fee
           Reimbursements                            2.63%           1.43%           1.35%           1.35%(a)
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
           Before expense waivers and fee
           Reimbursements                           (1.05)%         (0.78)%         (0.33)%    (0.93)%(a)
           After expense waivers and fee
           Reimbursements                           (1.05)%         (0.22)%         (0.05)%    (0.31)%(a)
PORTFOLIO TURNOVER RATE                            195.06%          38.59%          69.36%          13.86%

(a)  annualized

(c)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                            THE SMALL-CAP VALUE FUND

                                                                                                               FOR THE PERIOD
                                                                                                               FROM NOVEMBER
                                               YEAR            YEAR            YEAR            YEAR            25, 1996 (START OF
                                               ENDED           ENDED           ENDED           ENDED           OPERATIONS) TO
                                               JUNE 30, 2001   JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997
                                               -----------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    12.57      $    12.81      $    13.47      $    11.53      $    10.00
                                               ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)             (0.16)          (0.02)          (0.04)          (0.01)           0.01
           Net realized and unrealized gain
           (loss) on investments                     3.83            0.19           (0.04)           2.99            2.02
                                               ----------      ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                     3.67            0.17           (0.44)           2.98            2.03
                                               ----------      ----------      ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                     0.00            0.00            0.00            0.00           (0.01)
           Net realized capital gains               (0.61)          (0.41)          (0.22)          (1.04)          (0.49)
           Distributions in excess of
           Net realized gain                         0.00            0.00            0.00            0.00            0.00
                                               ----------      ----------      ----------      ----------      ----------
TOTAL DISTRIBUTIONS                                 (0.61)          (0.41)          (0.22)          (1.04)          (0.50)
                                               ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                 $    15.63      $    12.57      $    12.81      $    13.47      $    11.53

TOTAL RETURN                                        29.67%           1.38%          (2.96)%         27.04%          20.35%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                                $    5,522      $   11,214      $   13.020      $    3.792      $    1,333

RATIO OF EXPENSES TO AVERAGE NET ASSETS
           Before expense waivers and fee
           Reimbursements                            2.65%           1.58%           1.78%           4.20%          10.50%(a)
           After expense waivers and fee
           Reimbursements                            2.65%           1.35%           1.35%           1.35%           1.31%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
           Before expense waivers and fee
           Reimbursements                           (1.46)%         (0.37)%         (0.82)%         (3.03)%    (8.96)%(a)
           After expense waivers and fee
           Reimbursements                           (1.46)%         (0.14)%         (0.40)%         (0.18)%          0.22%(a)

PORTFOLIO TURNOVER RATE                            124.37%         138.59%         113.81%         129.58%          90.63%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                            THE SMALL-CAP GROWTH FUND

                                                    FOR THE PERIOD
                                                    FROM JUNE
                                                    14, 2001 (START OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 2001

NET ASSET VALUE, BEGINNING OF PERIOD                $  8.71
                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)                (0.01)
           Net realized and unrealized gain
           (loss) on investments                        0.19
                                                    --------
TOTAL FROM INVESTMENT OPERATIONS                        0.18
                                                    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                        0.00
           Net realized capital gains                   0.00
           Distributions in excess of
           Net realized gain                            0.00
                                                    --------
TOTAL DISTRIBUTIONS                                     0.00
                                                    --------

NET ASSET VALUE, END OF PERIOD                      $  8.89

TOTAL RETURN                                        2.07%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                                     $    31

RATIO OF EXPENSES TO AVERAGE NET ASSETS
           Before expense waivers and fee
           Reimbursements                           2.86%(a)
           After expense waivers and fee
           Reimbursements                           2.26%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
           Before expense waivers and fee
           Reimbursements                           (2.49)%(a)
           After expense waivers and fee
           Reimbursements                           (1.89)%(a)

PORTFOLIO TURNOVER RATE                             151.73%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                              THE FIXED INCOME FUND

                                                                                                               FOR THE PERIOD
                                                                                                               FROM NOVEMBER
                                               YEAR            YEAR            YEAR            YEAR            25, 1996 (START OF
                                               ENDED           ENDED           ENDED           ENDED           OPERATIONS) TO
                                               JUNE 30, 2001   JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997
                                               ----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $     9.80      $    10.13      $    10.41      $    09.98      $    10.00
                                               ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)              0.55            0.53            0.48            0.47            0.26
           Net realized and unrealized gain
           (loss) on investments                     0.26           (0.33)          (0.27)           0.50           (0.11)
                                               ----------      ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                     0.81            0.20            0.21            0.97            0.15
                                               ----------      ----------      ----------      ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                    (0.55)          (0.53)          (0.48)          (0.45)          (0.26)
           Net realized capital gains                0.00            0.00           (0.01)           0.00            0.00
           Distributions in excess of
           Net realized gain                         0.00            0.00            0.00            0.00            0.00
                                               ----------      ----------      ----------      ----------      ----------
TOTAL DISTRIBUTIONS                                 (0.55)          (0.53)          (0.49)          (0.45)          (0.26)
                                                               ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                 $    10.06      $     9.80      $    10.13      $    10.41      $     9.89

TOTAL RETURN                                         8.37%           2.13%           1.84%           9.97%           1.57%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                                $    7,991      $    8,284      $    7,675      $    5,682      $      576

RATIO OF EXPENSES TO AVERAGE NET ASSETS
           Before expense waivers and fee
           Reimbursements                            2.08%           1.57%           1.41%           2.53%          16.56%(a)
           After expense waivers and fee
           Reimbursements                            2.08%           0.98%           0.90%           0.90%           0.90%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
           Before expense waivers and fee
           Reimbursements                            5.43%           4.92%           4.03%           2.96%     (10.87)%(a)
           After expense waivers and fee
           Reimbursements                            5.43%           5.51%           4.45%           4.59%           4.79%(a)

PORTFOLIO TURNOVER RATE                            180.47%         282.71%         276.94%          81.55%           0.00%

(a)  annualized
(b)  Aggregate Total Return, not annualized

--------------------------------------------------------------------------------

                               THE HIGH YIELD FUND

                                                    FOR THE PERIOD
                                                    FROM JUNE
                                                    14, 2001 (START OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 2001

NET ASSET VALUE, BEGINNING OF PERIOD                $   9.68
                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)                 0.92
           Net realized and unrealized gain
           (loss) on investments                       (0.35)
                                                    --------
TOTAL FROM INVESTMENT OPERATIONS                        0.57
                                                    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                       (0.79)
           Net realized capital gains                   0.00
           Distributions in excess of
           Net realized gain                            0.00
                                                    --------
TOTAL DISTRIBUTIONS                                    (0.79)
                                                    --------

NET ASSET VALUE, END OF PERIOD                      $   9.46

TOTAL RETURN                                        6.29%(B)

RATIOS/ SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000'S OMITTED)                                     $    212

RATIO OF EXPENSES TO AVERAGE NET ASSETS
           Before expense waivers and fee
           Reimbursements                           2.35%(a)
           After expense waivers and fee
           Reimbursements                           2.35%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
           Before expense waivers and fee
           Reimbursements                           10.23%(a)
           After expense waivers and fee
           Reimbursements                           10.23%(a)

PORTFOLIO TURNOVER RATE                             622.75%

(a)  annualized
(b)  Aggregate Total Return, not annualized
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION

Additional information about the Funds is available in the Trust's latest Audited Annual Report, dated June 30, 2001 and Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI, dated November 1, 2001 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Trust's Audited Annual Report contains audited financial information concerning the Funds and discussion relating to the factors that affected each Fund's performance during each Fund's last fiscal year.

To receive information without charge concerning the Funds or to request a copy of the SAI or annual report relating to the Funds, please contact the Trust at:

                             Quaker Investment Trust
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482
                                 1-800-220-8888

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Funds is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


                           Investment Company Act No.
                                    811-06260

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                             QUAKER INVESTMENT TRUST
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                             Telephone 800-220-8888

This Statement of Additional Information ("SAI"), dated November 1, 2001, is not a prospectus. This SAI should be read in conjunction with the Prospectus of the Quaker Core Equity Fund, Quaker Aggressive Growth Fund, Quaker Mid-Cap Value Fund, Quaker Small-Cap Value Fund, Quaker Small-Cap Growth Fund, Quaker Fixed-Income Fund, Quaker High Yield Fund and Quaker-Long Bow Science & Technology Fund (each a "Fund" and together the "Funds"), dated November 1, 2001. You may obtain a copy of the Prospectus, free of charge, by writing to Quaker Investment Trust ("Trust") c/o Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, or by calling 1-800-220-8888.

                                TABLE OF CONTENTS

Investment Policies and Restrictions
Investment Restrictions
Investment Advisor
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Independent Accountants
Legal Counsel
Distribution Plan
General Information
Financial Statements
--------------------------------------------------------------------------------

                      INVESTMENT POLICIES AND RESTRICTIONS

Each Fund's investment objectives and the manner in which each Fund pursues its investment objectives are generally discussed in the prospectus. This section provides additional information concerning the Fund's investments and its investment restrictions.

INVESTMENT GRADE SECURITIES. Quaker Fixed Income Fund predominately purchases high quality investment grade securities. The securities industry defines investment grade securities as obligations which have the characteristics described by S&P, Fitch, Moody's, D&P or other recognized rating services in their four highest rating grades. For S&P, Fitch and D&P those ratings are AAA, AA, A and BBB. For Moody's those ratings are Aaa, Aa, A and Baa. Although considered to be of "investment grade" quality, securities rated BBB by S&P, Fitch, and D&P or Baa by Moody's, while normally exhibiting adequate protection parameters, have speculative characteristics. For a description of each rating grade, see Appendix A to the Statement of Additional Information. Fixed Income generally limits portfolio investments to those securities in the three highest ratings, rated at least A by Moody's, S&P, Fitch or D&P, or if not rated, of equivalent quality as determined by the Advisor. There may also be instances in which the Fixed-Income Fund purchases bonds that are rated A by one rating agency and not rated or rated lower than A by other rating agencies.

The Quaker High Yield Fund generally invests in securities that are not investment grade, as defined above.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, each Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government Securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

OTHER INVESTMENT LIMITATIONS. The investment objective of each Fund (except the Quaker-Long Bow Science & Technology Fund) is fundamental, and may only be changed upon approval of a "majority" of that Fund's outstanding shares, as defined in the Investment Company Act of 1940.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by each Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fixed  income  securities  will  ordinarily  be traded  on the  over-the-counter market. When market quotations are not readily available, fixed income securities may be valued based on prices provided by a pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. Such matrix system may be based upon the considerations described above used by other pricing services and information obtained by the pricing agent from the Advisors and other pricing sources deemed relevant by the pricing agent.

EQUITY SECURITIES. The Quaker Core Equity Fund, Quaker Aggressive Growth Fund, Quaker Mid-Cap Value Fund, Quaker Small-Cap Value Fund, Quaker Small-Cap Growth Fund and Quaker-Long Bow Science & Technology Fund (the "Equity Funds") may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. Each Equity Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). Stocks held in the portfolios of the Equity Funds will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market. Under normal conditions, at least 85% of the Equity Funds' total assets will be invested in equity securities. Warrants and rights are excluded for purposes of this calculation.

FOREIGN SECURITIES. Because of the inherent risk of foreign securities over domestic issues, the Equity Funds will only purchase foreign securities traded domestically as American Depository Receipts (ADRs). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the over the counter markets. The prices of ADRs are denominated in U.S. dollars, while the underlying security may be denominated in a foreign currency. Each Equity Fund may invest up to 25% of its net assets in foreign securities.

SHORT-TERM INVESTMENTS. The Equity Funds also will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, the Equity Funds may invest up to 100% of their respective total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Equity Funds invest their assets in such securities as a temporary defensive measure, they will not be not pursuing their stated investment objective.

OPTIONS. Each Equity Fund may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, an Equity Fund will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. Each Equity Fund may invest not more than 10% of its total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Equity Funds will write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that an Equity Fund has purchased. The Equity Funds may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS. To hedge against changes in securities prices or interest rates, each Equity Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. An Equity Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

An Equity Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Equity Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, each Equity Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options. Additional information on permitted futures transactions of the Equity Funds and their associated risks is contained in the Statement of Additional Information.

PERMISSIBLE INVESTMENTS COMMON TO ALL QUAKER FUNDS

MONEY MARKET INSTRUMENTS. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of a Fund. For temporary defensive purposes, an Advisor may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from a Fund's normal investment approach and invest up to 100% of the net assets of a Fund in these instruments.

U.S. GOVERNMENT SECURITIES. Each Fund may invest a portion of its portfolio in U.S. Government Securities, as defined above.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when a Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering its cash, or a loss in value due to a decline in the value of the securities held.

INVESTMENT COMPANIES. In order to achieve its investment objective, a Fund may invest up to 10% of the value of its total assets in securities of other investment companies. Each Fund may invest in any type of investment company consistent with the Fund's investment objective and policies. A Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent a Fund invests in other investment companies, the shareholders of that Fund would indirectly pay a portion of the operating costs of the investment companies.

REAL ESTATE SECURITIES. The Equity Funds may invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Funds are not limited in the amount of these types of securities they may acquire, it is not presently expected that within the next 12 months a Fund will have in excess of 5% of its total assets in real estate securities.

You should be aware that Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property) and by changes in interest rates. REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Investment Company Act. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities.

ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, each Advisor determines the liquidity of its Fund's investments. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

SPECIAL SITUATIONS. The Aggressive Growth Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Funds may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Funds will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, the Funds may seek to achieve their investment objective by investing all of their investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

PORTFOLIO TURNOVER. The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. For each Fund's latest fiscal year ending on June 30, 2001, portfolio turnover rates were:

Quaker Core Equity Fund:........................     127.53%
Quaker Aggressive Growth Fund:..................     641.59%
Quaker Mid-Cap Value Fund:......................     195.06%
Quaker Small-Cap Value Fund:....................     124.37%
Quaker Small-Cap Growth Fund:...................     151.73%
Quaker Fixed Income Fund:.......................     180.47%
Quaker High Yield Fund:.........................     622.75%
Quaker-Long Bow Science & Technology                      NA
Fund:*

*The Fund did not offer shares prior to June 30, 20001

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

As a matter of fundamental policy, each Fund (unless otherwise noted) may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets (except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus);

(2) With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation) The Quaker-Long Bow Science & Technology Fund is not subject to this Limitation;

(3) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation) The Quaker-Long Bow Science & Technology Fund is not subject to this Limitation;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, or mortgage-backed securities for the Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(6) Underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(7) Make short sales of securities or maintain a short position, except short sales "against the box", and except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus; (a short sale is made by selling a security the Fund does not own; a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short) (while each Fund has reserved the right to make short sales "against the box", the Advisor to each Fund (other than the Aggressive Growth Fund) has no present intention of engaging in such transactions);

(8) Participate on a joint or joint and several basis in any trading account in securities; or

(9) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities.

(10) The Quaker Long-Bow Science & Technology Fund only- Must under normal circumstances invest at least 85% of its total assets in the securities of companies engaged in the development, production or distribution of scientific and technology related products or services. These types of products and services currently include, but are not limited to, office and business equipment, computer hardware and software, peripherals, mass storage devices, semiconductors, data networking, telecommunications, internet related products and services, biopharmaceutical and biomedical products and services, and other emerging technologies (such as alternative energy products, new materials, etc.).

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, each Fund may not:

(1) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) Invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Equity Funds may engage in certain transactions in options to the extent described in the Prospectus);

(5) Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value; or

(6) Purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions.

                               INVESTMENT ADVISORS

Information on each Fund's Investment Advisor is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Funds.

General  Advisor Duties.
-------  ---------------
Each Advisor or sub-advisor supervises and implements the investment activities of their respective Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of each Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Funds' portfolio investments will be effected.

The Advisory Agreement and each Sub-advisory Agreement provide that each Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Advisory Agreement and each Sub-advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

Each  Advisory   Agreement  and  each  Sub-advisory   Agreement  will  terminate
automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The Board Of Trustees ("Board" or "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day operations of each Fund are managed by the Fund's Advisor, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below. The Business Address of each Trustee is:
                        1288 Valley Forge Road, Suite 76
                             Valley Forge, PA 19482

                                    Position        Principal Occupation for
Name, Age                           with Fund       The Last Five Years
----------------------------------------------------------------------------------------------------------
Howard L. Gleit, Esq., 59           Trustee          Of Counsel, Connolly Epstein Chicco
                                                     1515 Market Street, Philadelphia, Pennsylvania since
                                                     1997;.  Previously of counsel to Foxman  Engelmeyer &
                                                     Ewing Philadelphia, Pennsylvania & Zapruder & Odell,
                                                     Bala Cynwyd, Pennsylvania since 1994; Previously a
                                                     partner with Pepper, Hamilton & Scheetz Philadelphia,
                                                     Pennsylvania.

                                       7

Everett T. Keech(1), 59             Trustee          Chairman and CEO, Pico Products,
                                                     Inc., a manufacturing firm, One Tower Bridge, Suite
                                                     501 West Conshohocken, Pennsylvania, since 1994.

Laurie Keyes(2), 49                 Trustee          Principal and controlling shareholder, Quaker
                                    Secretary        Funds, Inc., 1288 Valley Forge Road, Suite
                                                     71, Valley Forge, Pennsylvania, since 1990.

Jeffry H. King(3), 58*              Trustee          President, Chairman and CEO, Quaker
                                    Chairman         Securities, Inc. 1288 Valley Forge Road Suite 75,
                                                     Valley Forge, Pennsylvania, an institutional broker
                                                     dealer firm, since 1990.  Co-Chairman and
                                                     shareholder, Citco-Quaker Fund Services, Inc., a
                                                     registered transfer agent, since May, 2001.

Louis P. Pektor III, 48             Trustee          President, Ashley Development
                                                     Company 961 Marcon Boulevard, Suite 300, Allentown,
                                                     Pennsylvania, a commercial real estate development
                                                     company,  since 1993; Also President, Greystone
                                                     Capital, Allentown, Pennsylvania since 1993;
                                                     previously, Executive Vice President, Wall Street
                                                     Mergers & Acquisitions, Allentown, Pennsylvania.

Mark Singel, Esq., 52               Trustee          President, Public Affairs Management,
                                                     Harrisburg, PA, a political consulting firm, since
                                                     1994.  Formerly Lieutenant Governor of the
                                                     Commonwealth of Pennsylvania; also served as a State
                                                     Senator for Pennsylvania and Chairman of the
                                                     Pennsylvania Democratic Party.

----------------------------
(1) Mr. Keech is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust.
(2) Ms. Keyes is an "interested person" of the Trust for purposes of the 1940 Act because she is a principal and controlling shareholder of Quaker Funds, Inc., Sponsor/Fund Manager to the Trust, and holds an equity interest in Quaker Securities, Inc., the Trust's principal underwriter.
(3) Mr. King is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, is a shareholder of Quaker Securities, Inc., holds and equity interest in Quaker Funds, Inc., and serves as a senior officer to Quaker Securities, Inc. and serves as a director of Quaker funds, Inc. and Citco-Quaker Fund Services,Inc.

There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married. Mr. Jeffry H. King and Ms. Laurie Keyes are the sole shareholders of Quaker Funds, Inc., Fund Manager to the Fund.

Compensation
------------
The officers of the Trust do not receive ongoing compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $2000 per meeting attended in person and $100 per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. For the Trust's fiscal year ending June 30, 2001, the Trust paid the following fees to Trustees:

Name of Trustee       Compensation     Pension     Annual     Total Compensation
                      from Company     Benefits    Benefits   Paid to
--------------------------------------------------------------------------------
Trustee
-------

Howard L. Gleit       $4,000           None        None        $4,000
Trustee

Everett T. Keech      $4000            None        None        $4000
Trustee

Laurie Keyes           None            None        None         None
Trustee

Jeffry H. King         None            None        None         None
Trustee

Louis P. Pektor III   $4,000           None        None        $4,000
Trustee

Mark Singel           $1,250           None        None        $1,250
Trustee

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------

As of October 31, 2001 the following shareholders of each Fund own more than 5% of the total outstanding shares in a Fund. No Trustee of the Trust owned 5% or more of a Fund, individually, and the Trustees as a whole own less than 5% of the Trust's shares.

---------------------------- ------------------- -------------- --------------- ----------------
                                                                                % OWNERSHIP OF
                             NAME OF FUND IN     SHARE CLASS    NUMBER OF       TOTAL FUND
NAME OF SHAREHOLDER          WHICH SHARES HELD   OWNED          SHARES OWNED    SHARES
---------------------------- ------------------- -------------- --------------- ----------------
National Investor            Quaker Core
Services, FBO Client Accts   Equity Fund            Class A        562,011          37.67%
---------------------------- ------------------- -------------- --------------- ----------------
St. Mary's County            Quaker Core
Sheriff's  Department        Equity Fund            Class A        277,948          18.63%
Retirement Plan
---------------------------- ------------------- -------------- --------------- ----------------
Charles Schwab, FBO Client   Quaker Core
Accts                        Equity Fund            Class A        121,172           8.12%
---------------------------- ------------------- -------------- --------------- ----------------
Boynton, E., Individual      Quaker Core
                             Equity Fund            Class A         82,049           5.50%
---------------------------- ------------------- -------------- --------------- ----------------
Geewax, Terker & Co.         Quaker Core
                             Equity Fund            Class I        120,496           8.08%
---------------------------- ------------------- -------------- --------------- ----------------
Geewax, Terker & Co.         Quaker Core
                             Equity Fund            Class I        104,940           7.03%
---------------------------- ------------------- -------------- --------------- ----------------
National Investor            Quaker Aggressive
Services, FBO Client Accts   Growth Fund            Class A        304,518           5.60%
---------------------------- ------------------- -------------- --------------- ----------------
Charles Schwab, FBO Client   Quaker Aggressive
Accts.                       Growth Fund            Class A       3,273,201         60.27%
---------------------------- ------------------- -------------- --------------- ----------------
Charles Schwab FBO Client    Quaker Mid-Cap
Accts                        Value Fund             Class A         42,776           5.59%
---------------------------- ------------------- -------------- --------------- ----------------
St Mary's County Sheriffs    Quaker Mid-Cap
Pension Plan                 Value Fund             Class I        373,658          48.81%
---------------------------- ------------------- -------------- --------------- ----------------
Bank of Oklahoma OPUBCO      Quaker Small-Cap
                             Value Fund             Class A        351,211          22.15%
---------------------------- ------------------- -------------- --------------- ----------------
Charles Schwab, FBO Client   Quaker Small-Cap
Accts                        Value Fund             Class A        153,318           9.67%
---------------------------- ------------------- -------------- --------------- ----------------

                                       9

---------------------------- ------------------- -------------- --------------- ----------------
                             Quaker Small-Cap
Nabank & Company             Value Fund             Class I        123,791           7.81%
---------------------------- ------------------- -------------- --------------- ----------------
DB Alex Brown, LLC FBO       Quaker Small-Cap
Client Accts                 Value Fund             Class I        427,049          26.93%
---------------------------- ------------------- -------------- --------------- ----------------
Richmond Heights             Quaker Small-Cap
                             Value Fund             Class I         96,773           6.10%
---------------------------- ------------------- -------------- --------------- ----------------
St. Mary's County            Quaker Small-Cap
Sheriff's  Department        Growth Fund            Class I        438,199          96.11%
Retirement Plan
---------------------------- ------------------- -------------- --------------- ----------------
St. Mary's County            Quaker Fixed
Sheriff's  Department        Income Value Fund      Class A        564,166          64.65%
Retirement Plan
---------------------------- ------------------- -------------- --------------- ----------------
Charles Schwab, FBO Client   Quaker Fixed
Accts                        Income Value Fund      Class A        180,577          20.69%
---------------------------- ------------------- -------------- --------------- ----------------
Charles Schwab, FBO Client   Quaker High Yield
Accts                        Fund                   Class I        400,785          32.66%
---------------------------- ------------------- -------------- --------------- ----------------
Kern, Indivdual              Quaker High Yield
                             Fund                   Class I        653,253          53.24%
---------------------------- ------------------- -------------- --------------- ----------------

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fixed Income Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                          Yield =2[(A - B/CD + 1)^6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, each Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, each Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions of each Fund's shares will be made at net asset value ("NAV") less any applicable CDSC. Each Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Funds are open for business on each day that the NYSE is open. Each Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

Redemptions in Kind.
-------------------
The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                                 TAX INFORMATION

The Funds intend to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Funds must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Funds qualify as a RIC and distribute at least 90% of their net investment income, the Funds will not be subject to Federal income tax on the income so distributed. However, the Funds would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Funds intend to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Funds during the following January.

Distributions by the Funds will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. A Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Fund's brokerage may be used to pay for a research service that is used in managing another client of the Advisor.

The Advisor may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of the Fund with orders placed on behalf of any other fund or private account managed by the Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the funds or accounts involved.

Trading by the Portfolio Manager
--------------------------------
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds, the Advisor, and the Distributor have adopted Codes of Ethics restricting personal securities trading by the Fund's Advisors. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by the Advisors in securities held or to be acquired by each Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                                    CUSTODIAN

First Union National Bank (the "Custodian"), 123 South Broad Street, Philadelphia, PA 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

For the fiscal years ended June 30, 1999, 2000 and 2001, respectively, each Fund paid custodial fees as follows:

                             2001           2000          1999
                             ----           ----          ----

Core Equity                  $14,959        $8,397        $4,017
Aggressive Growth            $16,753        $8,922        $5,253
Mid-Cap Value                $4,246         $5,406        $2,059
Small-Cap Value              $8,902         $9,164        $4,683
Small-Cap Growth             $7,179         NA            NA
Fixed Income                 $3,692         $3,796        $1,267
High Yield                   $2,470         NA            NA
Science & Technology         NA             NA            NA

                                 TRANSFER AGENT

Citco-Quaker Fund Services, Inc. ("CQFS), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, serves as the Fund's transfer, dividend paying, and shareholder servicing agent. CQFS, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust, dated July 1, 2001. CQFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the average net assets of each Fund, as determined by valuations made as of the close of each business day of the month. The Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal years ended June 30, 1999, 2000, and 2001, the Funds paid aggregate transfer agent fees of $43,404, $77,840 and $113,430, respectively to Declaration Service Company.

                                 ADMINISTRATION

CQFS also acts as administrator to the Trust pursuant to a written agreement with the Trust. CQFS supervises all aspects of the operations of the Fund except those performed by the Fund's Advisor under the Fund's investment advisory agreements. CQFS is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Fund;

(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records.

For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the average net assets of each Fund, as determined by valuations made as of the close of each business day of the month. The Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal years ended June 30, 1999, 2000 and 2001, the Trust paid aggregate administration fees of $43,404, $56,915 and $247,244, respectively.

                                   DISTRIBUTOR

Quaker Securities, Inc., 1288 Valley Forge Road, Suite 75, Valley Forge, PA 19482 ("QSI"), acts as the principal underwriter of each Fund's shares pursuant to a written agreement with the Trust ("Distribution Agreement").

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Prior to July 1, 2001, Declaration Distributors, Inc., 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as principal underwriter to the Trust.

Pursuant to the Distribution Agreement, QSI facilitates the registration of each Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, QSI is paid an annual fixed of $20,000 fee by the Trust. QSI also retains certain underwriting concessions from the sale of Fund shares.

                             INDEPENDENT ACCOUNTANTS

The firm of Briggs, Bunting & Dougherty, serves as independent accountants for the Funds, and will audit the annual financial statements of the Funds, prepare each Fund's federal and state tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

                                     SPONSOR

Quaker Funds, Inc. (the "Sponsor"), 1288 Valley Forge Road, Post Office Box 987, Valley Forge, Pennsylvania 19482, acts as sponsor for each Fund and provides certain shareholder services (more thoroughly described in the Prospectus) pursuant to a Sponsorship Agreement between the Trust and the Sponsor for each Fund approved by the Board of Trustees of the Trust. The Shareholder Sponsorship Agreement may be terminated at any time, without penalty, by each party upon 60 days prior written notice to the other party.

Laurie Keyes and Jeffry H. King, each of whom is a Trustee of the Trust, control Quaker Funds, Inc. Quaker Funds, Inc. was formed as a Pennsylvania corporation in 1996 and is located at 1288 Valley Forge Road, Suite 76, Valley Forge, Pennsylvania 19482. For the fiscal years ended June 30, 1999 and 2000, the Sponsor waived receipt of all fees. For the fiscal year ending June 30, 2001, QFI received $248,128 and waived $12,662 of expenses.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby each share class of the Funds is authorized to pay a fee per annum of the Fund's average daily net assets to the Sponsor and others to compensate them for certain expenses incurred in the distribution of the Fund's shares and the servicing or maintaining of existing Fund shareholder accounts. The fees may be paid on a monthly basis, in arrears.

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Massachusetts law on October 24, 1990 and operating as a diversified, open-end management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of six series and the number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Other Expenses. Each Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by each Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Amended and restated Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Reporting to Shareholders. Each Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for each Fund will be audited by independent accountants. In addition, the Funds will send to each shareholder having an account directly with the Fund, a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 or by calling 800-220-8888.

                              FINANCIAL STATEMENTS

The financial statements of each Fund are incorporated by reference to the Trust's latest audited annual report, dated June 30, 2001. The Trust's annual report has been audited by Briggs, Bunting & Dougherty, LLP, independent auditors. You may receive a copy of the report, free of charge, by contacting the Trust.

                                     PART C
                             QUAKER INVESTMENT TRUST
                                    FORM N-1A
                                OTHER INFORMATION

ITEM 23. EXHIBITS
(a) Declaration of Trust - Amended and Restated Declaration of Trust-Incorporated by reference; filed 8/29/96
(b) By-Laws - Amended and Restated By-Laws- Incorporated by reference; filed 8/29/96
(c)       Not Applicable
(d)       Investment Advisory Agreements:
     (1) Master Investment Advisory Agreement, dated June 23, 2000 between the Trust and Quaker Management Corp.- - Incorporated by reference to the Trust's Definitive Proxy, filed on May 16, 2000.
     (2) Sub-Advisory Agreement for Quaker Core Equity Fund- - Incorporated by reference to the Trust's Definitive Proxy, filed on May 16, 2000.
     (3)  Sub-Advisory   Agreement   for  Quaker   Aggressive   Growth  Fund-  -
          Incorporated by reference to the Trust's Definitive Proxy, filed on May 16, 2000.
     (4) Sub-Advisory Agreement for Quaker Large-Cap Value Fund- - Incorporated by reference to the Trust's Definitive Proxy, filed on May 16, 2000.
     (5) Sub-Advisory Agreement for Quaker Small Cap Value Fund- Incorporated by reference; filed 10/26/98
     (6) Sub-Advisory Agreement for Quaker Mid-Cap Value Fund-Incorporated by reference; filed 10/27/97
     (7) Sub-Advisory Agreement for Quaker Fixed Income Fund-Incorporated by reference; filed 8/29/96
     (8) Sub-Advisory Agreement for Quaker High Yield Fund- Incorporated by reference to the Trust's Definitive Proxy, filed on May 16, 2000.
     (9) Sub-Advisory Agreement for Quaker-Long Bow Science & Technology Fund-previously filed on August 13, 2001 as Exhibit 23D(2) to post-effective amendment # 19 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
(e)       Distribution Agreements:
     (1) Distribution Agreement between the Registrant and Declaration Distributors, Inc.- Incorporated by reference; filed 10/26/98.
     (2) Distribution Agreement between Registrant and Quaker Securities, Inc.- previously filed on August 13, 2001 as Exhibit 23E to post-effective amendment # 19 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
(f)       Not Applicable
(g)       Custodian Agreement - Incorporated by reference; filed 9/5/97
(h)       Other Material Contracts -
     (1) Investment Services Agreement between the Registrant and Declaration Services Company- Incorporated by reference; filed 10/26/98
     (2) Sponsorship Agreement between the Trust and Quaker Funds, Inc.- Incorporated by reference; filed 9/05/97
     (3) Mutual Fund Services Agreement between Registrant and Citco-Quaker Fund Services, Inc. - previously filed on August 13, 2001 as Exhibit 23H(1) to post-effective amendment # 19 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
(i)       Opinion and Consent of Counsel - Attached herein as Exhibit 23I
(j)       Other Opinions - Not Applicable
(k)       Not Applicable
(l)       Not Applicable
(m)       Rule 12b-1 Plans:
     1. Amended Plan of Distribution under Rule 12b-1 for Class A Shares of the Trust- Incorporated by reference; filed as Exhibit 23M(1) to post-effective amendment # 17 on June 9, 2000.
     2. Amended Plan of Distribution under Rule 12b-1 for Class B Shares of the Trust- Incorporated by reference; filed as Exhibit 23M(2) to post-effective amendment # 17 on June 9, 2000

     3. Amended Plan of Distribution under Rule 12b-1 for Class C Shares of the Trust- Incorporated by reference; filed as Exhibit 23M(3) to post-effective amendment # 17 on June 9, 2000.
     4. Plan of Distribution under Rule 12b-1 for Institutional Class Shares of the Trust - Incorporated by reference; filed as Exhibit 23M(4) to post-effective amendment # 17 on June 9, 2000
(n)       Financial Data Schedule - Not Applicable
(o)       Rule 18f-3 Plan - Incorporated by reference; filed 9/05/97
(p)       Code of Ethics-
     (1) Code of Ethics for Trust, Declaration Distributors, Inc. and Quaker Management Corp- previously filed on November 2, 2000 as Exhibit 23P(1) to post-effective amendment # 18 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          No person is controlled by or under common control with Registrant.

ITEM 25.  Indemnification
          ---------------

          Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto: Article VII, Sections 5.4 of the Registrant's Declaration of Trust, Article XIV Section 8(b) of the Registrant's Investment Advisory Agreements,
          Section 8(b) of the Registrant's Administration Agreement, and Section
          (6) of the Registrant's Distribution Agreements. The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.  Business and other Connections of Investment Advisors
          -----------------------------------------------------

          See the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients.

ITEM 27.  Principal Underwriter
          ---------------------

     (a) Quaker Securities, Inc. ("QSI") is underwriter and distributor for The Quaker Family of Funds. As such, QSI is obligated to offer shares of the Funds only upon orders received therefor. Each Fund continuously offers shares. QSI serves as underwriter or distributor for other investment companies. Prior to June 30, 2001, Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA 19428, served as underwriter and distributor for The Quaker Family of Funds. For the Trust's fiscal years ending June 30, 1999, 2000 and 2001, DDI received $20,000.00, $20,000.00 and $20,000.00, respectively in aggregate underwriting fees.
     (b) No control person of DDI has any affiliation with the Trust, any Fund of the Trust, or any Advisor or Sub-Advisor to the Trust. Mr. Jeffry
          H. King, Sr. and Ms. Laurie Keyes have an equity interest in QSI.
     (c)  Not applicable

ITEM 28.  Location of Accounts and Records
          --------------------------------

          All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Registrant, are held by the Registrant, in the offices of Citco-Quaker Fund Services, Inc., Fund Accountant, Administrator, and Transfer Agent to the
          Registrant, or by the Sponsor/Fund Manager to the Registrant Quaker Funds, Inc. The address of Citco-Quaker Fund Services, Inc. is 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151.The address of Quaker Funds, Inc. is 1288 Valley Forge Road, Suite 71, Valley Forge, PA 19428.

ITEM 29.  Management Services.
          -------------------

          The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Citco-Quaker Fund Services, Inc. are discussed in Part B hereof.

ITEM 30.  Undertakings.
          ------------

          The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Valley Forge, State of Pennsylvania on the 1st day of November, 2001.

               QUAKER INVESTMENT TRUST
               By: /s/ Jeffry H. King
               Trustee & Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/  Howard L. Gleit                               November 1, 2001
-----------------------------------
HOWARD L. GLEIT, TRUSTEE

/s/ Everett T. Keech                               November 1, 2001
-----------------------------------
EVERETT T. KEECH, TRUSTEE AND TREASURER

/s/ Laurie Keyes                                   November 1, 2001
-----------------------------------
LAURIE KEYES, TRUSTEE AND SECRETARY

/s/ Jeffry H. King                                 November 1, 2001
-----------------------------------
JEFF KING, TRUSTEE AND CHAIRMAN

/s/ Louis P. Pektor III                            November 1, 2001
-----------------------------------
LOUIS P. PEKTOR III, TRUSTEE

/s/ Mark L. Singel                                 November 1, 2001
-----------------------------------
MARK L. SINGEL, TRUSTEE

/s/  Paul Giorgio                                  November 1, 2001
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PAUL GIORGIO, CHIEF PRINCIPAL FINANCIAL OFFICER

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                             QUAKER INVESTMENT TRUST

EXHIBIT INDEX

EXHIBIT NO.              DESCRIPTION

EXHIBIT 23I              OPINION AND CONSENT OF COUNSEL